UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Class A

Fidelity Advisor Municipal Income 2017 Fund - Class A

Fidelity Advisor Municipal Income 2019 Fund - Class A

Fidelity Advisor Municipal Income 2021 Fund - Class A

Fidelity Advisor Municipal Income 2023 Fund - Class A

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,003.90	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,005.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,006.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,015.50	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,016.80	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,016.80	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,012.20	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,013.40	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,013.40	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,003.50	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,004.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,004.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 999.40	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,000.60	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.60	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	13.9	14.8
New York	8.5	9.2
Connecticut	7.4	4.3
Florida	6.6	8.0
New Jersey	5.9	3.9
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.6	32.8
Special Tax	12.9	17.0
Electric Utilities	12.0	10.5
Health Care	9.6	11.6
Transportation	8.9	10.6
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	1.4	1.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	1.3	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 7.3%	AAA 8.1%
AA,A 78.1%	AA,A 77.3%
BBB 10.6%	BBB 11.2%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 5.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 104,931
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	910,000	971,598
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	205,868
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,868,458
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	930,656
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	330,745
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	367,672
		4,779,928
California - 4.7%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	266,605
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,141,000
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	802,875
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,058,680
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	212,662
		4,481,822
Connecticut - 7.4%
Bridgeport Gen. Oblig. Series 2013 A, 5% 8/15/15	1,500,000	1,593,210
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,041,720
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	795,180
Hartford Gen. Oblig. Series 2005 A:
5.25% 8/1/15 (Escrowed to Maturity)	720,000	776,592
5.25% 8/1/15 (FSA Insured)	615,000	661,457
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,135,680
		7,003,839
Florida - 6.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,051,580
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 185,000	$ 194,577
Series 2010 A1, 5% 6/1/15	150,000	159,162
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	534,820
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	384,124
Series 2009 B, 5% 6/1/15	500,000	533,505
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	520,395
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	794,063
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,072,980
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,073,670
		6,318,876
Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	207,180
Hawaii - 1.7%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	526,185
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,066,280
		1,592,465
Illinois - 13.9%
Chicago Gen. Oblig. Series 1998, 5.5% 1/1/15 (FSA Insured)	1,295,000	1,355,438
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (a)	1,050,000	1,099,308
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	207,160
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,577,640
Series 2010, 5% 1/1/15	275,000	286,894
Series 2013, 4% 7/1/15	1,500,000	1,570,020
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,092,698
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	266,628
Series 2013, 4% 6/15/15	2,000,000	2,104,280
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	$ 2,000,000	$ 2,133,320
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,460,000	1,543,030
		13,236,416
Indiana - 2.4%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,067,690
Indianapolis Thermal Energy Sys. Bonds Series 2013 B, 0.73%, tender 8/1/14 (a)	1,000,000	1,000,110
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	214,162
		2,281,962
Kentucky - 0.8%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	773,085
Maryland - 0.6%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	538,200
Massachusetts - 5.6%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	644,256
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	526,915
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	544,385
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,613,790
		5,329,346
Michigan - 3.5%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	520,415
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	793,110
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	1,000,000	1,005,110
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,004,929
		3,323,564
Missouri - 1.9%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,793,745
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 5.0%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	$ 20,000	$ 21,362
Series 2010 D, 5% 7/1/15	1,280,000	1,367,155
Series 2013 C1, 2.5% 7/1/15 (b)	300,000	307,608
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	186,555
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,130,460
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	735,623
		4,748,763
New Jersey - 5.9%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	237,296
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	665,350
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2012 G, 0.64% 2/1/15 (a)	2,200,000	2,200,506
Series 2012, 5% 6/15/15	1,655,000	1,746,803
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	533,615
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	109,669
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	158,291
		5,651,530
New Mexico - 2.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	1,695,000	1,737,528
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	963,450
		2,700,978
New York - 8.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15 (Escrowed to Maturity)	100,000	105,005
5% 5/1/15 (Escrowed to Maturity)	1,830,000	1,945,693
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	769,960
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	519,355
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	$ 440,000	$ 472,089
Series 2010 E, 5% 8/1/15	300,000	321,879
Series 2011 A, 3% 8/1/15	100,000	104,150
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,279,763
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	243,439
5% 5/1/15	1,000,000	1,056,780
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	104,520
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	532,505
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	597,350
		8,052,488
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	825,433
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	104,533
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,055,640
		1,985,606
Ohio - 3.1%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	534,505
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,086,382
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	316,296
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,015,320
		2,952,503
Oklahoma - 0.6%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	529,425
Oregon - 0.6%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	500,000	526,320
Pennsylvania - 4.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	266,238
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	526,915
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	$ 500,000	$ 532,725
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	745,045
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,260,804
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	798,165
		4,129,892
Texas - 5.2%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	538,210
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	105,363
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	619,579
Series A, 5% 7/1/15	125,000	133,530
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	463,245
Series 2010, 5% 5/15/15	500,000	531,335
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	530,500
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,002,640
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,074,580
		4,998,982
Washington - 3.1%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	366,034
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	531,155
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,525,021
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	537,300
		2,959,510
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.5%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 517,450
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $90,654,977)	91,413,875
NET OTHER ASSETS (LIABILITIES) - 4.0%	3,823,965
NET ASSETS - 100%	$ 95,237,840
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.6%
Special Tax	12.9%
Electric Utilities	12.0%
Health Care	9.6%
Transportation	8.9%
Education	5.1%
Others* (Individually Less Than 5%)	16.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $90,654,977)		$ 91,413,875
Cash		3,398,286
Receivable for fund shares sold		361,610
Interest receivable		1,278,359
Other receivables		78
Total assets		96,452,208

Liabilities
Payable for investments purchased	$ 84,907
Payable for fund shares redeemed	1,078,550
Distributions payable	9,550
Accrued management fee	23,685
Distribution and service plan fees payable	1,862
Other affiliated payables	15,814
Total liabilities		1,214,368

Net Assets		$ 95,237,840
Net Assets consist of:
Paid in capital		$ 94,600,020
Undistributed net investment income		3,438
Accumulated undistributed net realized gain (loss) on investments		(124,516)
Net unrealized appreciation (depreciation) on investments		758,898
Net Assets		$ 95,237,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,861,629 ÷ 864,988 shares)	$ 10.24

Maximum offering price per share (100/97.25 of $10.24)	$ 10.53
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($78,542,445 ÷ 7,666,546 shares)	$ 10.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,833,766 ÷ 764,638 shares)	$ 10.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 555,671

Expenses
Management fee	$ 136,199
Transfer agent fees	45,403
Distribution and service plan fees	11,775
Independent trustees' compensation	169
Miscellaneous	70
Total expenses before reductions	193,616
Expense reductions	(584)	193,032
Net investment income (loss)		362,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(121,608)
Change in net unrealized appreciation (depreciation) on investment securities		287,204
Net gain (loss)		165,596
Net increase (decrease) in net assets resulting from operations		$ 528,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 362,639	$ 628,115
Net realized gain (loss)	(121,608)	-
Change in net unrealized appreciation (depreciation)	287,204	(131,811)
Net increase (decrease) in net assets resulting from operations	528,235	496,304
Distributions to shareholders from net investment income	(362,685)	(628,090)
Share transactions - net increase (decrease)	15,039,728	24,417,681
Redemption fees	1,301	17
Total increase (decrease) in net assets	15,206,579	24,285,912

Net Assets
Beginning of period	80,031,261	55,745,349
End of period (including undistributed net investment income of $3,438 and undistributed net investment income of $3,484, respectively)	$ 95,237,840	$ 80,031,261

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.030	.074	.095	.005
Net realized and unrealized gain (loss)	.010	- I	.191	.039
Total from investment operations	.040	.074	.286	.044
Distributions from net investment income	(.030)	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- I	- I	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B,C,D	.39%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.63% A
Net investment income (loss)	.57% A	.72%	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,862	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	3% A	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.042	.099	.120	.007
Net realized and unrealized gain (loss)	.010	.001	.192	.040
Total from investment operations	.052	.100	.312	.047
Distributions from net investment income	(.042)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	- H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B,C	.51%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	.82% A	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,542	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	3% A	0%	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.042	.099	.121	.007
Net realized and unrealized gain (loss)	.020	.001 I	.191	.040
Total from investment operations	.062	.100	.312	.047
Distributions from net investment income	(.042)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	- H	-	-
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.23	$ 10.04
Total Return B,C	.61%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	.82% A	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,834	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	3% A	0%	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

H Amount represents less than $.001 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the Investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	13.2	17.0
Florida	10.6	13.3
New Jersey	7.2	6.0
Pennsylvania	7.1	8.1
Illinois	6.2	5.9
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.6	31.6
Health Care	13.7	17.9
Electric Utilities	10.5	10.4
Transportation	9.7	7.9
Special Tax	8.7	10.9
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	3.4	3.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	3.0	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 3.2%	AAA 2.7%
AA,A 76.8%	AA,A 83.1%
BBB 12.8%	BBB 12.3%
Short-Term Investments and Net Other Assets 7.2%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.1%
	Principal Amount	Value
Alabama - 2.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 453,084
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,000,000	999,680
		1,452,764
Arizona - 1.6%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	170,540
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	569,810
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	284,585
		1,024,935
California - 13.2%
California Gen. Oblig. 5% 3/1/17	215,000	243,490
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	673,506
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	685,728
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,150,070
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,086,040
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	556,125
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	284,268
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	579,695
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	562,090
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	315,723
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,493,819
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	162,393
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	433,352
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	340,029
		8,566,328
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 2.9%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	$ 465,000	$ 472,287
Series D, 5% 7/1/17	1,000,000	1,118,810
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	279,973
		1,871,070
Florida - 10.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	559,945
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,696
Series 2009 A1, 5.5% 6/1/17	10,000	11,354
Series 2010 A1:
5% 6/1/17 (FSA Insured)	350,000	391,598
5.25% 6/1/17	725,000	817,169
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	568,515
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,124,980
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,129,360
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,146,310
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	561,210
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	286,778
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	216,986
		6,869,901
Georgia - 3.3%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	302,203
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	280,920
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	109,175
Series 2010, 5% 4/1/17	350,000	393,988
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series A, 5.25% 1/1/17	$ 440,000	$ 496,685
Series GG, 5% 1/1/17	515,000	577,073
		2,160,044
Illinois - 6.2%
Chicago Gen. Oblig. Series A, 5.5% 1/1/17	300,000	329,361
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	378,845
Series 2011 D, 5% 1/1/17	500,000	549,050
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	215,000	243,599
Series 2013, 5% 5/15/17	295,000	314,190
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	535,320
Series 2012, 5% 3/1/17	1,000,000	1,100,470
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	275,435
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	135,000	152,586
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	110,943
		3,989,799
Indiana - 1.1%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	508,590
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	215,888
		724,478
Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	545,150
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	545,685
		1,090,835
Massachusetts - 4.2%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	915,348
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	$ 500,000	$ 547,790
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,145,550
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	113,781
		2,722,469
Michigan - 4.6%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,616,490
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,094,390
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	261,869
		2,972,749
Missouri - 1.3%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	821,498
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	562,160
New Jersey - 7.2%
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,129,540
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	500,000	549,905
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,104,550
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	687,128
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	344,016
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	318,635
Series 2011 B, 5% 6/15/17	500,000	566,220
		4,699,994
New York - 5.6%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	344,526
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	1,680,000	1,911,129
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	452,832
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	$ 100,000	$ 113,378
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	803,500
		3,625,365
North Carolina - 1.3%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	421,779
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	445,607
		867,386
Ohio - 3.0%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	109,061
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,057,290
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	142,348
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	640,510
		1,949,209
Pennsylvania - 7.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	336,081
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	964,940
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	271,350
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,088,370
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,372,320
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	557,535
		4,590,596
Pennsylvania, New Jersey - 0.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	593,679
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 1.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	$ 1,000,000	$ 1,067,650
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	145,997
Tennessee - 1.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,100,000	1,220,780
Texas - 3.6%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	113,671
Denton Independent School District Series 2011, 5% 8/15/17	500,000	572,015
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	405,778
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	562,670
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	571,280
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	109,346
		2,334,760
Utah - 0.6%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	386,938
Washington - 3.5%
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	555,195
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,137,791
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	268,683
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	284,210
		2,245,879
Wisconsin - 0.8%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	545,665
TOTAL MUNICIPAL BONDS (Cost $58,271,814)		59,102,928
Municipal Notes - 1.7%
	Principal Amount	Value
Kentucky - 1.7%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,096,407)	$ 1,000,000	$ 1,103,380
TOTAL INVESTMENT PORTFOLIO - 92.8% (Cost $59,368,221)		60,206,308
NET OTHER ASSETS (LIABILITIES) - 7.2%		4,674,851
NET ASSETS - 100%		$ 64,881,159
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	31.6%
Health Care	13.7%
Electric Utilities	10.5%
Transportation	9.7%
Special Tax	8.7%
Education	6.5%
Others (Individually Less Than 5%)	12.1%
Net Other Assets (Liabilities)	7.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $59,368,221)		$ 60,206,308
Cash		3,087,417
Receivable for fund shares sold		842,235
Interest receivable		785,640
Other receivables		174
Total assets		64,921,774

Liabilities
Payable for fund shares redeemed	1,345
Distributions payable	12,617
Accrued management fee	15,525
Transfer agent fee payable	10,023
Distribution and service plan fees payable	1,105
Total liabilities		40,615

Net Assets		$ 64,881,159
Net Assets consist of:
Paid in capital		$ 64,074,330
Undistributed net investment income		6,396
Accumulated undistributed net realized gain (loss) on investments		(37,654)
Net unrealized appreciation (depreciation) on investments		838,087
Net Assets		$ 64,881,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,348,914 ÷ 702,132 shares)	$ 10.47

Maximum offering price per share (100/97.25 of $10.47)	$ 10.77
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($50,215,985 ÷ 4,797,981 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,316,260 ÷ 699,039 shares)	$ 10.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 500,034

Expenses
Management fee	$ 83,553
Transfer agent fees	27,847
Distribution and service plan fees	6,178
Independent trustees' compensation	104
Miscellaneous	45
Total expenses before reductions	117,727
Expense reductions	(459)	117,268
Net investment income (loss)		382,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(31,760)
Change in net unrealized appreciation (depreciation) on investment securities		550,331
Net gain (loss)		518,571
Net increase (decrease) in net assets resulting from operations		$ 901,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 382,766	$ 638,724
Net realized gain (loss)	(31,760)	(42)
Change in net unrealized appreciation (depreciation)	550,331	(579,943)
Net increase (decrease) in net assets resulting from operations	901,337	58,739
Distributions to shareholders from net investment income	(379,666)	(637,272)
Distributions to shareholders from net realized gain	(5,852)	(42,129)
Total distributions	(385,518)	(679,401)
Share transactions - net increase (decrease)	14,254,416	15,576,147
Redemption fees	1	333
Total increase (decrease) in net assets	14,770,236	14,955,818

Net Assets
Beginning of period	50,110,923	35,155,105
End of period (including undistributed net investment income of $6,396 and undistributed net investment income of $3,296, respectively)	$ 64,881,159	$ 50,110,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.060	.128	.150	.012
Net realized and unrealized gain (loss)	.100	(.087)	.480	(.011)
Total from investment operations	.160	.041	.630	.001
Distributions from net investment income	(.059)	(.129)	(.150)	(.011)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.060)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.47	$ 10.37	$ 10.47	$ 9.99
Total Return B,C,D	1.55%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.63% A
Net investment income (loss)	1.14% A	1.22%	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,349	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	1% A	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.073	.155	.176	.014
Net realized and unrealized gain (loss)	.100	(.088)	.480	(.010)
Total from investment operations	.173	.067	.656	.004
Distributions from net investment income	(.072)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.073)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.47	$ 10.37	$ 10.47	$ 9.99
Total Return B,C	1.68%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	1.38% A	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,216	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	1% A	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.072	.155	.176	.015
Net realized and unrealized gain (loss)	.101	(.088)	.480	(.011)
Total from investment operations	.173	.067	.656	.004
Distributions from net investment income	(.072)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.073)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.47	$ 10.37	$ 10.47	$ 9.99
Total Return B,C	1.68%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	1.38% A	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,316	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	1% A	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	17.5	19.5
New York	15.7	8.9
Illinois	8.8	10.6
California	7.0	7.7
Michigan	5.2	6.3
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.5	28.4
Special Tax	17.5	20.9
Transportation	13.5	13.0
Health Care	9.7	10.1
Education	8.6	10.2
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	5.4	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	4.5	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 7.5%	AAA 10.9%
AA,A 78.9%	AA,A 81.7%
BBB 3.7%	BBB 3.1%
Short-Term Investments and Net Other Assets 9.9%	Short-Term Investments and Net Other Assets 4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.1%
	Principal Amount	Value
Arizona - 4.6%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 725,425
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	705,168
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	547,325
		1,977,918
California - 7.0%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,208,834
California Gen. Oblig. 5.5% 4/1/19	500,000	595,760
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	567,750
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	381,923
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	240,315
		2,994,582
Florida - 17.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,139,520
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	289,371
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	584,490
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	925,008
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	482,318
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,733,099
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,150,090
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	559,020
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	586,220
		7,449,136
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 0.5%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	$ 200,000	$ 232,350
Illinois - 8.8%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,134,070
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	369,038
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,109,060
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,148,380
		3,760,548
Indiana - 0.7%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	292,468
Iowa - 2.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	938,295
Maryland - 2.7%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,127,740
Massachusetts - 2.8%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,177,800
Michigan - 5.2%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,093,120
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,138,390
		2,231,510
Minnesota - 3.8%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	702,195
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	899,838
		1,602,033
New Jersey - 4.1%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013 NN, 5% 3/1/19	105,000	120,015
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	695,466
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	$ 500,000	$ 569,760
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	350,151
		1,735,392
New Mexico - 1.7%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	703,446
New York - 15.7%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/19	2,000,000	2,312,859
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	583,990
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,164,710
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,166,120
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	299,803
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	1,000,000	1,147,920
		6,675,402
Ohio - 2.2%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	933,694
Pennsylvania - 4.9%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,212
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	208,702
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,116
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	900,472
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	735,539
		2,069,041
Municipal Bonds - continued
	Principal Amount	Value
Texas - 2.7%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	$ 500,000	$ 569,480
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	584,135
		1,153,615
Washington - 0.3%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	124,748
Wisconsin - 2.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,149,570
TOTAL INVESTMENT PORTFOLIO - 90.1% (Cost $37,486,854)	38,329,288
NET OTHER ASSETS (LIABILITIES) - 9.9%	4,196,647
NET ASSETS - 100%	$ 42,525,935
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	28.5%
Special Tax	17.5%
Transportation	13.5%
Health Care	9.7%
Education	8.6%
Water & Sewer	6.9%
Others (Individually Less Than 5%)	5.4%
Net Other Assets (Liabilities)	9.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $37,486,854)		$ 38,329,288
Cash		3,141,803
Receivable for fund shares sold		989,775
Interest receivable		553,597
Other receivables		107
Total assets		43,014,570

Liabilities
Payable for fund shares redeemed	$ 460,801
Distributions payable	9,926
Accrued management fee	9,977
Distribution and service plan fees payable	1,386
Other affiliated payables	6,545
Total liabilities		488,635

Net Assets		$ 42,525,935
Net Assets consist of:
Paid in capital		$ 41,724,317
Undistributed net investment income		2,104
Accumulated undistributed net realized gain (loss) on investments		(42,920)
Net unrealized appreciation (depreciation) on investments		842,434
Net Assets		$ 42,525,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,416,111 ÷ 609,182 shares)	$ 10.53

Maximum offering price per share (100/97.25 of $10.53)	$ 10.83
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($26,300,527 ÷ 2,497,140 shares)	$ 10.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,809,297 ÷ 931,346 shares)	$ 10.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 461,559

Expenses
Management fee	$ 55,455
Transfer agent fees	18,482
Distribution and service plan fees	8,869
Independent trustees' compensation	70
Miscellaneous	32
Total expenses before reductions	82,908
Expense reductions	(276)	82,632
Net investment income (loss)		378,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,670
Change in net unrealized appreciation (depreciation) on investment securities		75,564
Net gain (loss)		100,234
Net increase (decrease) in net assets resulting from operations		$ 479,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 378,927	$ 714,821
Net realized gain (loss)	24,670	(64,475)
Change in net unrealized appreciation (depreciation)	75,564	(648,006)
Net increase (decrease) in net assets resulting from operations	479,161	2,340
Distributions to shareholders from net investment income	(378,932)	(714,821)
Share transactions - net increase (decrease)	6,566,578	5,395,588
Redemption fees	50	12
Total increase (decrease) in net assets	6,666,857	4,683,119

Net Assets
Beginning of period	35,859,078	31,175,959
End of period (including undistributed net investment income of $2,104 and undistributed net investment income of $2,109, respectively)	$ 42,525,935	$ 35,859,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.097	.199	.215	.017
Net realized and unrealized gain (loss)	.030	(.170)	.721	(.051)
Total from investment operations	.127	.029	.936	(.034)
Distributions from net investment income	(.097)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.097)	(.199)	(.216)	(.016)
Redemption fees added to paid in capitalE	- H	- H	- H	-
Net asset value, end of period	$ 10.53	$ 10.50	$ 10.67	$ 9.95
Total Return B,C,D	1.22%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.64% A
Net investment income (loss)	1.83% A	1.84%	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,416	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	4% A	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.110	.226	.242	.019
Net realized and unrealized gain (loss)	.030	(.170)	.720	(.050)
Total from investment operations	.140	.056	.962	(.031)
Distributions from net investment income	(.110)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.110)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.53	$ 10.50	$ 10.67	$ 9.95
Total Return B,C	1.34%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.08% A	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,301	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	4% A	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.110	.226	.241	.019
Net realized and unrealized gain (loss)	.030	(.170)	.721	(.050)
Total from investment operations	.140	.056	.962	(.031)
Distributions from net investment income	(.110)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.110)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.53	$ 10.50	$ 10.67	$ 9.95
Total Return B,C	1.34%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.08% A	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,809	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	4% A	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	13.1	13.5
California	12.8	14.1
Florida	8.4	8.7
New York	8.3	8.7
Texas	7.4	6.9
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.3	40.4
Health Care	15.8	16.7
Special Tax	10.6	11.2
Electric Utilities	10.3	9.6
Water & Sewer	7.8	7.2
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	7.3	7.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	6.1	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 2.2%	AAA 2.3%
AA,A 85.3%	AA,A 87.2%
BBB 7.2%	BBB 7.6%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.7%
	Principal Amount	Value
Arizona - 4.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 666,238
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	338,676
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	580,550
		1,585,464
California - 12.8%
California Gen. Oblig. 5% 3/1/21	600,000	681,468
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	569,470
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	569,100
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,135,430
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	294,718
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	592,895
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	118,699
Series 2011 C, 5% 5/1/21 (a)	500,000	563,855
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	288,235
		4,813,870
Florida - 8.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	569,120
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	280,453
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	872,408
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	855,840
Series 2012 A, 5% 7/1/21	500,000	570,925
		3,148,746
Georgia - 3.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	289,660
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	783,840
Series 2011 B, 5% 1/1/21	85,000	96,560
		1,170,060
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 4.1%
Chicago Midway Arpt. Rev. 5% 1/1/21	$ 400,000	$ 448,744
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	500,000	550,805
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	543,820
		1,543,369
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	228,698
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	283,995
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	350,247
		862,940
Massachusetts - 1.8%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	234,092
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	456,253
		690,345
Michigan - 6.4%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	539,695
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	237,086
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	559,130
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,080,790
		2,416,701
Minnesota - 3.4%
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,291,165
Nebraska - 1.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	572,770
Nevada - 1.7%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	288,563
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	339,588
		628,151
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 13.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	$ 1,000,000	$ 781,370
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,358,744
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	612,128
Series 2013 A, 5% 7/1/21	100,000	113,321
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,111,240
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	108,767
Series 2011 B, 5% 6/15/21	750,000	853,118
		4,938,688
New York - 8.3%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	547,515
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	538,770
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	793,655
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	655,524
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	580,100
		3,115,564
North Carolina - 3.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	226,384
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,146,860
		1,373,244
Pennsylvania - 4.0%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	396,211
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	557,790
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	557,145
		1,511,146
South Carolina - 2.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	818,566
Municipal Bonds - continued
	Principal Amount	Value
Texas - 7.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	$ 250,000	$ 285,625
5% 7/15/21	750,000	857,970
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	284,200
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	563,035
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	234,318
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	544,550
		2,769,698
Washington - 3.3%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	780,212
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,518
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	284,650
		1,227,380
Wisconsin - 3.0%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,145,430
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $35,252,626)	35,623,297
NET OTHER ASSETS (LIABILITIES) - 5.3%	1,995,483
NET ASSETS - 100%	$ 37,618,780
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.3%
Health Care	15.8%
Special Tax	10.6%
Electric Utilities	10.3%
Water & Sewer	7.8%
Transportation	5.9%
Education	5.5%
Others (Individually Less Than 5%)	1.5%
Net Other Assets (Liabilities)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $35,252,626)		$ 35,623,297
Cash		1,663,263
Interest receivable		493,870
Other receivables		64
Total assets		37,780,494

Liabilities
Payable for fund shares redeemed	$ 129,932
Distributions payable	14,845
Accrued management fee	9,168
Distribution and service plan fees payable	1,732
Other affiliated payables	6,037
Total liabilities		161,714

Net Assets		$ 37,618,780
Net Assets consist of:
Paid in capital		$ 37,262,821
Undistributed net investment income		2,780
Accumulated undistributed net realized gain (loss) on investments		(17,492)
Net unrealized appreciation (depreciation) on investments		370,671
Net Assets		$ 37,618,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,293,884 ÷ 793,549 shares)	$ 10.45

Maximum offering price per share (100/97.25 of $10.45)	$ 10.75
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($21,076,111 ÷ 2,016,540 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,248,785 ÷ 789,231 shares)	$ 10.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 531,576

Expenses
Management fee	$ 53,219
Transfer agent fees	17,737
Distribution and service plan fees	10,033
Independent trustees' compensation	69
Miscellaneous	33
Total expenses before reductions	81,091
Expense reductions	(122)	80,969
Net investment income (loss)		450,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(15,896)
Change in net unrealized appreciation (depreciation) on investment securities		(284,909)
Net gain (loss)		(300,805)
Net increase (decrease) in net assets resulting from operations		$ 149,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 450,607	$ 925,733
Net realized gain (loss)	(15,896)	142,670
Change in net unrealized appreciation (depreciation)	(284,909)	(1,144,297)
Net increase (decrease) in net assets resulting from operations	149,802	(75,894)
Distributions to shareholders from net investment income	(450,628)	(925,732)
Distributions to shareholders from net realized gain	(118,166)	(68,695)
Total distributions	(568,794)	(994,427)
Share transactions - net increase (decrease)	1,608,359	2,311,456
Redemption fees	37	933
Total increase (decrease) in net assets	1,189,404	1,242,068

Net Assets
Beginning of period	36,429,376	35,187,308
End of period (including undistributed net investment income of $2,780 and undistributed net investment income of $2,801, respectively)	$ 37,618,780	$ 36,429,376

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.122	.242	.248	.017
Net realized and unrealized gain (loss)	(.085)	(.250)	.906	(.040)
Total from investment operations	.037	(.008)	1.154	(.023)
Distributions from net investment income	(.123)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.157)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.45	$ 10.57	$ 10.84	$ 9.96
Total Return B,C,D	.35%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.63% A
Net investment income (loss)	2.33% A	2.19%	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,294	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	5% A	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.136	.269	.275	.019
Net realized and unrealized gain (loss)	(.086)	(.250)	.905	(.040)
Total from investment operations	.050	.019	1.180	(.021)
Distributions from net investment income	(.136)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.170)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.45	$ 10.57	$ 10.84	$ 9.96
Total Return B,C	.48%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.57% A	2.44%	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,076	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	5% A	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.135	.269	.274	.020
Net realized and unrealized gain (loss)	(.085)	(.250)	.906	(.041)
Total from investment operations	.050	.019	1.180	(.021)
Distributions from net investment income	(.136)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.170)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.45	$ 10.57	$ 10.84	$ 9.96
Total Return B,C	.48%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.57% A	2.44%	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,249	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	5% A	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	19.5	25.6
Illinois	15.1	9.9
New York	10.7	14.4
New Jersey	10.5	8.6
Washington	8.1	8.2
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.1	46.0
Special Tax	11.0	13.7
Electric Utilities	10.8	11.9
Transportation	10.3	4.4
Health Care	9.3	8.0
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	9.4	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	7.7	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 3.4%	AAA 4.6%
AA,A 82.7%	AA,A 80.4%
BBB 10.4%	BBB 12.9%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 6.1%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 219,298
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	15,000	16,934
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	569,620
		805,852
California - 19.5%
California Gen. Oblig. 4% 2/1/23	500,000	533,725
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	110,912
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	281,310
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	433,095
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	413,119
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	413,893
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	65,452
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	120,740
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	224,366
		2,596,612
Connecticut - 3.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	113,293
Hartford Gen. Oblig. Series 2013, 5% 4/1/23	300,000	333,261
		446,554
Florida - 1.2%
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	162,552
Georgia - 1.8%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	237,739
Illinois - 15.1%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	220,558
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	438,164
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	212,334
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	$ 200,000	$ 219,098
Illinois Gen. Oblig. Series 2013, 5% 7/1/23	270,000	285,468
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	86,171
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	448,564
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,637
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	82,671
		2,009,665
Indiana - 2.1%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	279,933
Massachusetts - 0.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	60,722
Michigan - 3.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	48,536
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	345,471
		394,007
Minnesota - 2.6%
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	348,657
Nevada - 3.2%
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	423,681
New Jersey - 10.5%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013, 5% 3/1/23	550,000	615,027
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	112,191
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	217,966
Series 2013, 5% 7/1/23	200,000	220,978
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	229,150
		1,395,312
Municipal Bonds - continued
	Principal Amount	Value
New York - 10.7%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	$ 600,000	$ 685,812
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	745,248
		1,431,060
Ohio - 3.1%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	419,316
Rhode Island - 2.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	266,728
Texas - 3.6%
Houston Util. Sys. Rev. Series 2013 B, 4% 11/15/23	300,000	323,568
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	162,669
		486,237
Washington - 8.1%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	58,261
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	272,665
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	326,250
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	310,059
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	117,040
		1,084,275
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $13,537,486)	12,848,902
NET OTHER ASSETS (LIABILITIES) - 3.5%	465,507
NET ASSETS - 100%	$ 13,314,409
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	42.1%
Special Tax	11.0%
Electric Utilities	10.8%
Transportation	10.3%
Health Care	9.3%
Water & Sewer	8.7%
Others* (Individually Less Than 5%)	7.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,537,486)		$ 12,848,902
Cash		327,533
Interest receivable		156,857
Other receivables		46
Total assets		13,333,338

Liabilities
Payable for fund shares redeemed	$ 10,014
Distributions payable	3,004
Accrued management fee	3,202
Transfer agent fee payable	2,051
Distribution and service plan fees payable	658
Total liabilities		18,929

Net Assets		$ 13,314,409
Net Assets consist of:
Paid in capital		$ 14,017,601
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(14,607)
Net unrealized appreciation (depreciation) on investments		(688,584)
Net Assets		$ 13,314,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,198,175 ÷ 341,477 shares)	$ 9.37

Maximum offering price per share (100/97.25 of $9.37)	$ 9.63
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($6,416,054 ÷ 685,066 shares)	$ 9.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,700,180 ÷ 395,077 shares)	$ 9.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 146,892

Expenses
Management fee	$ 16,607
Transfer agent fees	5,539
Distribution and service plan fees	3,251
Independent trustees' compensation	21
Total expenses before reductions	25,418
Expense reductions	(88)	25,330
Net investment income (loss)		121,562
Change in net unrealized appreciation (depreciation) on investment securities		(131,666)
Net increase (decrease) in net assets resulting from operations		$ (10,104)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,562	$ 14,800
Net realized gain (loss)	-	(14,607)
Change in net unrealized appreciation (depreciation)	(131,666)	(556,918)
Net increase (decrease) in net assets resulting from operations	(10,104)	(556,725)
Distributions to shareholders from net investment income	(121,563)	(14,800)
Share transactions - net increase (decrease)	3,312,027	10,704,819
Redemption fees	605	150
Total increase (decrease) in net assets	3,180,965	10,133,444

Net Assets
Beginning of period	10,133,444	-
End of period (including distributions in excess of net investment income of $1 and $0, respectively)	$ 13,314,409	$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.094	.010
Net realized and unrealized gain (loss)	(.101)	(.530)
Total from investment operations	(.007)	(.520)
Distributions from net investment income	(.094)	(.010)
Redemption fees added to paid in capital E	.001	- H
Net asset value, end of period	$ 9.37	$ 9.47
Total Return B,C,D	(.06)%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.62% A
Net investment income (loss)	1.99% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,198	$ 2,370
Portfolio turnover rate	0% A	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2023

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.106	.015
Net realized and unrealized gain (loss)	(.101)	(.530)
Total from investment operations	.005	(.515)
Distributions from net investment income	(.106)	(.015)
Redemption fees added to paid in capitalD	.001	- G
Net asset value, end of period	$ 9.37	$ 9.47
Total ReturnB,C	.06%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	.37%A
Net investment income (loss)	2.24%A	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,416	$ 5,383
Portfolio turnover rate	0%A	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.105	.015
Net realized and unrealized gain (loss)	(.100)	(.530)
Total from investment operations	.005	(.515)
Distributions from net investment income	(.106)	(.015)
Redemption fees added to paid in capitalD	.001	-G
Net asset value, end of period	$ 9.37	$ 9.47
Total ReturnB,C	.06%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	.37%A
Net investment income (loss)	2.24%A	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,700	$ 2,380
Portfolio turnover rate	0%A	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

1. Organization.

Fidelity® Municipal Income 2015 Fund, Fidelity® Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 90,654,976	$ 764,430	$ (5,531)	$ 758,899
Fidelity Municipal Income 2017 Fund	59,363,629	982,766	(140,087)	842,679
Fidelity Municipal Income 2019 Fund	37,486,854	1,017,142	(174,708)	842,434
Fidelity Municipal Income 2021 Fund	35,252,625	778,774	(408,102)	370,672
Fidelity Municipal Income 2023 Fund	13,537,485	7,023	(695,606)	(688,583)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration Short-term	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ (2,909)	$ (2,909)
Fidelity Municipal Income 2017 Fund	(42)	(42)
Fidelity Municipal Income 2019 Fund	(67,589)	(67,589)
Fidelity Municipal Income 2023 Fund	(14,607)	(14,607)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	16,437,054	1,236,100
Fidelity Municipal Income 2017 Fund	11,351,658	252,813
Fidelity Municipal Income 2019 Fund	4,894,717	689,931
Fidelity Municipal Income 2021 Fund	1,602,347	834,375
Fidelity Municipal Income 2023 Fund	3,132,175	-

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 11,775	$ 1,812
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 6,178	$ 2,670
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 8,869	$ 6,504
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 10,033	$ 6,838
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 3,251	$ 3,251

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4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 938
Fidelity Municipal Income 2017 Fund
Class A	$ 48
Fidelity Municipal Income 2019 Fund
Class A	$ 16
Fidelity Municipal Income 2021 Fund
Class A	$ 169
Fidelity Municipal Income 2023 Fund
Class A	$ 8

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 4,709
Municipal Income 2015	37,554
Institutional Class	3,140
$ 45,403
Fidelity Municipal Income 2017 Fund
Class A	$ 2,474
Municipal Income 2017	22,188
Institutional Class	3,185
$ 27,847

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Amount
Fidelity Municipal Income 2019 Fund
Class A	$ 3,548
Municipal Income 2019	10,993
Institutional Class	3,941
$ 18,482
Fidelity Municipal Income 2021 Fund
Class A	$ 4,012
Municipal Income 2021	10,117
Institutional Class	3,608
$ 17,737
Fidelity Municipal Income 2023 Fund
Class A	$ 1,300
Municipal Income 2023	2,926
Institutional Class	1,313
$ 5,539

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 70
Fidelity Municipal Income 2017 Fund	45
Fidelity Municipal Income 2019 Fund	32
Fidelity Municipal Income 2021 Fund	33

During the period, there were no borrowings on this line of credit.

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6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 584
Fidelity Municipal Income 2017 Fund	459
Fidelity Municipal Income 2019 Fund	276
Fidelity Municipal Income 2021 Fund	122
Fidelity Municipal Income 2023 Fund	88

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 27,288	$ 43,108
Municipal Income 2015	309,464	530,260
Institutional Class	25,933	54,722
Total	$ 362,685	$ 628,090
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 28,360	$ 56,120
Municipal Income 2017	307,105	502,978
Institutional Class	44,201	78,174
Total	$ 379,666	$ 637,272
From net realized gain
Class A	$ 432	$ 4,576
Municipal Income 2017	4,735	32,628
Institutional Class	685	4,925
Total	$ 5,852	$ 42,129
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 65,842	$ 157,367
Municipal Income 2019	230,571	417,928
Institutional Class	82,519	139,526
Total	$ 378,932	$ 714,821

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Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 94,189	$ 199,930
Municipal Income 2021	262,802	561,607
Institutional Class	93,637	164,195
Total	$ 450,628	$ 925,732
From net realized gain
Class A	$ 27,792	$ 16,021
Municipal Income 2021	67,843	40,845
Institutional Class	22,531	11,829
Total	$ 118,166	$ 68,695
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 26,039	$ 2,547
Municipal Income 2023	65,875	8,533
Institutional Class	29,649	3,720
Total	$ 121,563	$ 14,800

A Distributions for Fidelity Municipal Income 2023 Fund is for the period April 23, 2013 (commencement of operations) to December 31, 2013.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013A	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	404,124	762,624	$ 4,136,800	$ 7,834,902
Reinvestment of distributions	2,501	3,908	25,600	40,116
Shares redeemed	(388,697)	(412,416)	(3,979,733)	(4,236,123)
Net increase (decrease)	17,928	354,116	$ 182,667	$ 3,638,895
Municipal Income 2015
Shares sold	2,701,400	3,481,077	$ 27,650,078	$ 35,730,415
Reinvestment of distributions	25,542	44,357	261,513	455,363
Shares redeemed	(1,453,737)	(1,630,492)	(14,886,283)	(16,737,221)
Net increase (decrease)	1,273,205	1,894,942	$ 13,025,308	$ 19,448,557

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8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013A	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2015 Fund
Institutional Class
Shares sold	339,716	463,303	$ 3,478,823	$ 4,755,122
Reinvestment of distributions	1,923	4,065	19,687	41,732
Shares redeemed	(162,784)	(337,591)	(1,666,757)	(3,466,625)
Net increase (decrease)	178,855	129,777	$ 1,831,753	$ 1,330,229
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	369,445	253,103	$ 3,864,341	$ 2,668,254
Reinvestment of distributions	2,377	5,499	24,801	57,893
Shares redeemed	(149,399)	(159,490)	(1,558,417)	(1,680,904)
Net increase (decrease)	222,423	99,112	$ 2,330,725	$ 1,045,243
Municipal Income 2017
Shares sold	1,920,592	1,886,168	$ 20,019,925	$ 19,869,213
Reinvestment of distributions	25,055	44,346	261,478	466,811
Shares redeemed	(885,391)	(802,633)	(9,228,142)	(8,433,992)
Net increase (decrease)	1,060,256	1,127,881	$ 11,053,261	$ 11,902,032
Institutional Class
Shares sold	316,222	417,232	$ 3,311,922	$ 4,395,390
Reinvestment of distributions	3,786	7,321	39,502	77,078
Shares redeemed	(237,458)	(174,910)	(2,480,994)	(1,843,596)
Net increase (decrease)	82,550	249,643	$ 870,430	$ 2,628,872
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	38,720	71,075	$ 404,830	$ 770,446
Reinvestment of distributions	6,051	14,013	63,686	151,486
Shares redeemed	(213,857)	(151,542)	(2,245,878)	(1,632,376)
Net increase (decrease)	(169,086)	(66,454)	$ (1,777,362)	$ (710,444)
Municipal Income 2019
Shares sold	844,978	877,542	$ 8,894,129	$ 9,487,248
Reinvestment of distributions	18,481	33,729	194,568	364,612
Shares redeemed	(345,808)	(425,543)	(3,632,484)	(4,556,774)
Net increase (decrease)	517,651	485,728	$ 5,456,213	$ 5,295,086
Institutional Class
Shares sold	322,899	91,492	$ 3,399,513	$ 989,763
Reinvestment of distributions	7,001	12,211	73,713	131,999
Shares redeemed	(55,549)	(28,731)	(585,499)	(310,816)
Net increase (decrease)	274,351	74,972	$ 2,887,727	$ 810,946

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013A	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	78,483	70,438	$ 822,207	$ 775,560
Reinvestment of distributions	11,123	18,691	116,325	205,701
Shares redeemed	(116,105)	(57,324)	(1,209,749)	(626,936)
Net increase (decrease)	(26,499)	31,805	$ (271,217)	$ 354,325
Municipal Income 2021
Shares sold	395,234	768,902	$ 4,140,639	$ 8,472,542
Reinvestment of distributions	23,678	40,991	247,598	451,204
Shares redeemed	(352,458)	(729,762)	(3,677,307)	(7,962,010)
Net increase (decrease)	66,454	80,131	$ 710,930	$ 961,736
Institutional Class
Shares sold	163,273	107,038	$ 1,710,363	$ 1,178,564
Reinvestment of distributions	10,675	15,771	111,658	173,500
Shares redeemed	(62,449)	(32,372)	(653,375)	(356,669)
Net increase (decrease)	111,499	90,437	$ 1,168,646	$ 995,395
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	88,606	250,001	$ 838,759	$ 2,500,010
Reinvestment of distributions	2,609	269	24,559	2,547
Shares redeemed	(8)	-	(75)	-
Net increase (decrease)	91,207	250,270	$ 863,243	$ 2,502,557
Municipal Income 2023
Shares sold	149,413	596,552	$ 1,404,909	$ 5,961,848
Reinvestment of distributions	6,608	881	62,214	8,401
Shares redeemed	(39,490)	(28,898)	(371,252)	(281,706)
Net increase (decrease)	116,531	568,535	$ 1,095,871	$ 5,688,543
Institutional Class
Shares sold	140,705	251,018	$ 1,325,000	$ 2,510,010
Reinvestment of distributions	2,965	389	27,913	3,709
Shares redeemed	-	-	-	-
Net increase (decrease)	143,670	251,407	$ 1,352,913	$ 2,513,719

A Share transactions for Fidelity Municipal Income 2023 are the period April 23, 2013 (commencement of operations) to December 31, 2013.

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9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2019 Fund	34%
Fidelity Municipal Income 2021 Fund	43%
Fidelity Municipal Income 2023 Fund	71%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2015 Fund

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Fidelity Municipal Income 2017 Fund

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMI-USAN-0214
1.926289.102

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class

Fidelity Advisor Municipal Income 2017 Fund - Institutional Class

Fidelity Advisor Municipal Income 2019 Fund - Institutional Class

Fidelity Advisor Municipal Income 2021 Fund - Institutional Class

Fidelity Advisor Municipal Income 2023 Fund - Institutional Class

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,003.90	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,005.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,006.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,015.50	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,016.80	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,016.80	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,012.20	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,013.40	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,013.40	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,003.50	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,004.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,004.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 999.40	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,000.60	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.60	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	13.9	14.8
New York	8.5	9.2
Connecticut	7.4	4.3
Florida	6.6	8.0
New Jersey	5.9	3.9
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.6	32.8
Special Tax	12.9	17.0
Electric Utilities	12.0	10.5
Health Care	9.6	11.6
Transportation	8.9	10.6
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	1.4	1.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	1.3	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 7.3%	AAA 8.1%
AA,A 78.1%	AA,A 77.3%
BBB 10.6%	BBB 11.2%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 5.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 104,931
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	910,000	971,598
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	205,868
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,868,458
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	930,656
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	330,745
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	367,672
		4,779,928
California - 4.7%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	266,605
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,141,000
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	802,875
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,058,680
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	212,662
		4,481,822
Connecticut - 7.4%
Bridgeport Gen. Oblig. Series 2013 A, 5% 8/15/15	1,500,000	1,593,210
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,041,720
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	795,180
Hartford Gen. Oblig. Series 2005 A:
5.25% 8/1/15 (Escrowed to Maturity)	720,000	776,592
5.25% 8/1/15 (FSA Insured)	615,000	661,457
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,135,680
		7,003,839
Florida - 6.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,051,580
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 185,000	$ 194,577
Series 2010 A1, 5% 6/1/15	150,000	159,162
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	534,820
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	384,124
Series 2009 B, 5% 6/1/15	500,000	533,505
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	520,395
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	794,063
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,072,980
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,073,670
		6,318,876
Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	207,180
Hawaii - 1.7%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	526,185
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,066,280
		1,592,465
Illinois - 13.9%
Chicago Gen. Oblig. Series 1998, 5.5% 1/1/15 (FSA Insured)	1,295,000	1,355,438
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (a)	1,050,000	1,099,308
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	207,160
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,577,640
Series 2010, 5% 1/1/15	275,000	286,894
Series 2013, 4% 7/1/15	1,500,000	1,570,020
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,092,698
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	266,628
Series 2013, 4% 6/15/15	2,000,000	2,104,280
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	$ 2,000,000	$ 2,133,320
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,460,000	1,543,030
		13,236,416
Indiana - 2.4%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,067,690
Indianapolis Thermal Energy Sys. Bonds Series 2013 B, 0.73%, tender 8/1/14 (a)	1,000,000	1,000,110
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	214,162
		2,281,962
Kentucky - 0.8%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	773,085
Maryland - 0.6%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	538,200
Massachusetts - 5.6%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	644,256
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	526,915
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	544,385
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,613,790
		5,329,346
Michigan - 3.5%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	520,415
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	793,110
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	1,000,000	1,005,110
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,004,929
		3,323,564
Missouri - 1.9%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,793,745
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 5.0%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	$ 20,000	$ 21,362
Series 2010 D, 5% 7/1/15	1,280,000	1,367,155
Series 2013 C1, 2.5% 7/1/15 (b)	300,000	307,608
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	186,555
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,130,460
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	735,623
		4,748,763
New Jersey - 5.9%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	237,296
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	665,350
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2012 G, 0.64% 2/1/15 (a)	2,200,000	2,200,506
Series 2012, 5% 6/15/15	1,655,000	1,746,803
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	533,615
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	109,669
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	158,291
		5,651,530
New Mexico - 2.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	1,695,000	1,737,528
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	963,450
		2,700,978
New York - 8.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15 (Escrowed to Maturity)	100,000	105,005
5% 5/1/15 (Escrowed to Maturity)	1,830,000	1,945,693
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	769,960
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	519,355
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	$ 440,000	$ 472,089
Series 2010 E, 5% 8/1/15	300,000	321,879
Series 2011 A, 3% 8/1/15	100,000	104,150
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,279,763
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	243,439
5% 5/1/15	1,000,000	1,056,780
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	104,520
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	532,505
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	597,350
		8,052,488
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	825,433
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	104,533
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,055,640
		1,985,606
Ohio - 3.1%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	534,505
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,086,382
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	316,296
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,015,320
		2,952,503
Oklahoma - 0.6%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	529,425
Oregon - 0.6%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	500,000	526,320
Pennsylvania - 4.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	266,238
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	526,915
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	$ 500,000	$ 532,725
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	745,045
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,260,804
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	798,165
		4,129,892
Texas - 5.2%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	538,210
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	105,363
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	619,579
Series A, 5% 7/1/15	125,000	133,530
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	463,245
Series 2010, 5% 5/15/15	500,000	531,335
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	530,500
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,002,640
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,074,580
		4,998,982
Washington - 3.1%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	366,034
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	531,155
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,525,021
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	537,300
		2,959,510
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.5%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 517,450
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $90,654,977)	91,413,875
NET OTHER ASSETS (LIABILITIES) - 4.0%	3,823,965
NET ASSETS - 100%	$ 95,237,840
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.6%
Special Tax	12.9%
Electric Utilities	12.0%
Health Care	9.6%
Transportation	8.9%
Education	5.1%
Others* (Individually Less Than 5%)	16.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $90,654,977)		$ 91,413,875
Cash		3,398,286
Receivable for fund shares sold		361,610
Interest receivable		1,278,359
Other receivables		78
Total assets		96,452,208

Liabilities
Payable for investments purchased	$ 84,907
Payable for fund shares redeemed	1,078,550
Distributions payable	9,550
Accrued management fee	23,685
Distribution and service plan fees payable	1,862
Other affiliated payables	15,814
Total liabilities		1,214,368

Net Assets		$ 95,237,840
Net Assets consist of:
Paid in capital		$ 94,600,020
Undistributed net investment income		3,438
Accumulated undistributed net realized gain (loss) on investments		(124,516)
Net unrealized appreciation (depreciation) on investments		758,898
Net Assets		$ 95,237,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,861,629 ÷ 864,988 shares)	$ 10.24

Maximum offering price per share (100/97.25 of $10.24)	$ 10.53
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($78,542,445 ÷ 7,666,546 shares)	$ 10.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,833,766 ÷ 764,638 shares)	$ 10.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 555,671

Expenses
Management fee	$ 136,199
Transfer agent fees	45,403
Distribution and service plan fees	11,775
Independent trustees' compensation	169
Miscellaneous	70
Total expenses before reductions	193,616
Expense reductions	(584)	193,032
Net investment income (loss)		362,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(121,608)
Change in net unrealized appreciation (depreciation) on investment securities		287,204
Net gain (loss)		165,596
Net increase (decrease) in net assets resulting from operations		$ 528,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 362,639	$ 628,115
Net realized gain (loss)	(121,608)	-
Change in net unrealized appreciation (depreciation)	287,204	(131,811)
Net increase (decrease) in net assets resulting from operations	528,235	496,304
Distributions to shareholders from net investment income	(362,685)	(628,090)
Share transactions - net increase (decrease)	15,039,728	24,417,681
Redemption fees	1,301	17
Total increase (decrease) in net assets	15,206,579	24,285,912

Net Assets
Beginning of period	80,031,261	55,745,349
End of period (including undistributed net investment income of $3,438 and undistributed net investment income of $3,484, respectively)	$ 95,237,840	$ 80,031,261

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.030	.074	.095	.005
Net realized and unrealized gain (loss)	.010	- I	.191	.039
Total from investment operations	.040	.074	.286	.044
Distributions from net investment income	(.030)	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- I	- I	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B,C,D	.39%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.63% A
Net investment income (loss)	.57% A	.72%	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,862	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	3% A	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.042	.099	.120	.007
Net realized and unrealized gain (loss)	.010	.001	.192	.040
Total from investment operations	.052	.100	.312	.047
Distributions from net investment income	(.042)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	- H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B,C	.51%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	.82% A	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,542	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	3% A	0%	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.042	.099	.121	.007
Net realized and unrealized gain (loss)	.020	.001 I	.191	.040
Total from investment operations	.062	.100	.312	.047
Distributions from net investment income	(.042)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	- H	-	-
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.23	$ 10.04
Total Return B,C	.61%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	.82% A	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,834	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	3% A	0%	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

H Amount represents less than $.001 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the Investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	13.2	17.0
Florida	10.6	13.3
New Jersey	7.2	6.0
Pennsylvania	7.1	8.1
Illinois	6.2	5.9
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.6	31.6
Health Care	13.7	17.9
Electric Utilities	10.5	10.4
Transportation	9.7	7.9
Special Tax	8.7	10.9
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	3.4	3.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	3.0	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 3.2%	AAA 2.7%
AA,A 76.8%	AA,A 83.1%
BBB 12.8%	BBB 12.3%
Short-Term Investments and Net Other Assets 7.2%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.1%
	Principal Amount	Value
Alabama - 2.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 453,084
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,000,000	999,680
		1,452,764
Arizona - 1.6%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	170,540
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	569,810
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	284,585
		1,024,935
California - 13.2%
California Gen. Oblig. 5% 3/1/17	215,000	243,490
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	673,506
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	685,728
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,150,070
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,086,040
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	556,125
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	284,268
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	579,695
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	562,090
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	315,723
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,493,819
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	162,393
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	433,352
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	340,029
		8,566,328
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 2.9%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	$ 465,000	$ 472,287
Series D, 5% 7/1/17	1,000,000	1,118,810
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	279,973
		1,871,070
Florida - 10.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	559,945
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,696
Series 2009 A1, 5.5% 6/1/17	10,000	11,354
Series 2010 A1:
5% 6/1/17 (FSA Insured)	350,000	391,598
5.25% 6/1/17	725,000	817,169
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	568,515
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,124,980
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,129,360
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,146,310
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	561,210
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	286,778
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	216,986
		6,869,901
Georgia - 3.3%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	302,203
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	280,920
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	109,175
Series 2010, 5% 4/1/17	350,000	393,988
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series A, 5.25% 1/1/17	$ 440,000	$ 496,685
Series GG, 5% 1/1/17	515,000	577,073
		2,160,044
Illinois - 6.2%
Chicago Gen. Oblig. Series A, 5.5% 1/1/17	300,000	329,361
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	378,845
Series 2011 D, 5% 1/1/17	500,000	549,050
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	215,000	243,599
Series 2013, 5% 5/15/17	295,000	314,190
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	535,320
Series 2012, 5% 3/1/17	1,000,000	1,100,470
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	275,435
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	135,000	152,586
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	110,943
		3,989,799
Indiana - 1.1%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	508,590
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	215,888
		724,478
Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	545,150
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	545,685
		1,090,835
Massachusetts - 4.2%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	915,348
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	$ 500,000	$ 547,790
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,145,550
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	113,781
		2,722,469
Michigan - 4.6%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,616,490
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,094,390
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	261,869
		2,972,749
Missouri - 1.3%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	821,498
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	562,160
New Jersey - 7.2%
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,129,540
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	500,000	549,905
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,104,550
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	687,128
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	344,016
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	318,635
Series 2011 B, 5% 6/15/17	500,000	566,220
		4,699,994
New York - 5.6%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	344,526
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	1,680,000	1,911,129
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	452,832
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	$ 100,000	$ 113,378
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	803,500
		3,625,365
North Carolina - 1.3%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	421,779
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	445,607
		867,386
Ohio - 3.0%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	109,061
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,057,290
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	142,348
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	640,510
		1,949,209
Pennsylvania - 7.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	336,081
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	964,940
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	271,350
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,088,370
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,372,320
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	557,535
		4,590,596
Pennsylvania, New Jersey - 0.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	593,679
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 1.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	$ 1,000,000	$ 1,067,650
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	145,997
Tennessee - 1.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,100,000	1,220,780
Texas - 3.6%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	113,671
Denton Independent School District Series 2011, 5% 8/15/17	500,000	572,015
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	405,778
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	562,670
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	571,280
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	109,346
		2,334,760
Utah - 0.6%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	386,938
Washington - 3.5%
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	555,195
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,137,791
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	268,683
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	284,210
		2,245,879
Wisconsin - 0.8%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	545,665
TOTAL MUNICIPAL BONDS (Cost $58,271,814)		59,102,928
Municipal Notes - 1.7%
	Principal Amount	Value
Kentucky - 1.7%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,096,407)	$ 1,000,000	$ 1,103,380
TOTAL INVESTMENT PORTFOLIO - 92.8% (Cost $59,368,221)		60,206,308
NET OTHER ASSETS (LIABILITIES) - 7.2%		4,674,851
NET ASSETS - 100%		$ 64,881,159
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	31.6%
Health Care	13.7%
Electric Utilities	10.5%
Transportation	9.7%
Special Tax	8.7%
Education	6.5%
Others (Individually Less Than 5%)	12.1%
Net Other Assets (Liabilities)	7.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $59,368,221)		$ 60,206,308
Cash		3,087,417
Receivable for fund shares sold		842,235
Interest receivable		785,640
Other receivables		174
Total assets		64,921,774

Liabilities
Payable for fund shares redeemed	1,345
Distributions payable	12,617
Accrued management fee	15,525
Transfer agent fee payable	10,023
Distribution and service plan fees payable	1,105
Total liabilities		40,615

Net Assets		$ 64,881,159
Net Assets consist of:
Paid in capital		$ 64,074,330
Undistributed net investment income		6,396
Accumulated undistributed net realized gain (loss) on investments		(37,654)
Net unrealized appreciation (depreciation) on investments		838,087
Net Assets		$ 64,881,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,348,914 ÷ 702,132 shares)	$ 10.47

Maximum offering price per share (100/97.25 of $10.47)	$ 10.77
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($50,215,985 ÷ 4,797,981 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,316,260 ÷ 699,039 shares)	$ 10.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 500,034

Expenses
Management fee	$ 83,553
Transfer agent fees	27,847
Distribution and service plan fees	6,178
Independent trustees' compensation	104
Miscellaneous	45
Total expenses before reductions	117,727
Expense reductions	(459)	117,268
Net investment income (loss)		382,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(31,760)
Change in net unrealized appreciation (depreciation) on investment securities		550,331
Net gain (loss)		518,571
Net increase (decrease) in net assets resulting from operations		$ 901,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 382,766	$ 638,724
Net realized gain (loss)	(31,760)	(42)
Change in net unrealized appreciation (depreciation)	550,331	(579,943)
Net increase (decrease) in net assets resulting from operations	901,337	58,739
Distributions to shareholders from net investment income	(379,666)	(637,272)
Distributions to shareholders from net realized gain	(5,852)	(42,129)
Total distributions	(385,518)	(679,401)
Share transactions - net increase (decrease)	14,254,416	15,576,147
Redemption fees	1	333
Total increase (decrease) in net assets	14,770,236	14,955,818

Net Assets
Beginning of period	50,110,923	35,155,105
End of period (including undistributed net investment income of $6,396 and undistributed net investment income of $3,296, respectively)	$ 64,881,159	$ 50,110,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.060	.128	.150	.012
Net realized and unrealized gain (loss)	.100	(.087)	.480	(.011)
Total from investment operations	.160	.041	.630	.001
Distributions from net investment income	(.059)	(.129)	(.150)	(.011)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.060)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.47	$ 10.37	$ 10.47	$ 9.99
Total Return B,C,D	1.55%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.63% A
Net investment income (loss)	1.14% A	1.22%	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,349	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	1% A	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.073	.155	.176	.014
Net realized and unrealized gain (loss)	.100	(.088)	.480	(.010)
Total from investment operations	.173	.067	.656	.004
Distributions from net investment income	(.072)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.073)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.47	$ 10.37	$ 10.47	$ 9.99
Total Return B,C	1.68%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	1.38% A	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,216	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	1% A	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.072	.155	.176	.015
Net realized and unrealized gain (loss)	.101	(.088)	.480	(.011)
Total from investment operations	.173	.067	.656	.004
Distributions from net investment income	(.072)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.073)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.47	$ 10.37	$ 10.47	$ 9.99
Total Return B,C	1.68%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	1.38% A	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,316	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	1% A	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	17.5	19.5
New York	15.7	8.9
Illinois	8.8	10.6
California	7.0	7.7
Michigan	5.2	6.3
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.5	28.4
Special Tax	17.5	20.9
Transportation	13.5	13.0
Health Care	9.7	10.1
Education	8.6	10.2
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	5.4	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	4.5	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 7.5%	AAA 10.9%
AA,A 78.9%	AA,A 81.7%
BBB 3.7%	BBB 3.1%
Short-Term Investments and Net Other Assets 9.9%	Short-Term Investments and Net Other Assets 4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.1%
	Principal Amount	Value
Arizona - 4.6%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 725,425
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	705,168
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	547,325
		1,977,918
California - 7.0%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,208,834
California Gen. Oblig. 5.5% 4/1/19	500,000	595,760
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	567,750
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	381,923
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	240,315
		2,994,582
Florida - 17.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,139,520
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	289,371
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	584,490
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	925,008
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	482,318
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,733,099
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,150,090
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	559,020
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	586,220
		7,449,136
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 0.5%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	$ 200,000	$ 232,350
Illinois - 8.8%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,134,070
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	369,038
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,109,060
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,148,380
		3,760,548
Indiana - 0.7%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	292,468
Iowa - 2.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	938,295
Maryland - 2.7%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,127,740
Massachusetts - 2.8%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,177,800
Michigan - 5.2%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,093,120
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,138,390
		2,231,510
Minnesota - 3.8%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	702,195
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	899,838
		1,602,033
New Jersey - 4.1%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013 NN, 5% 3/1/19	105,000	120,015
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	695,466
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	$ 500,000	$ 569,760
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	350,151
		1,735,392
New Mexico - 1.7%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	703,446
New York - 15.7%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/19	2,000,000	2,312,859
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	583,990
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,164,710
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,166,120
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	299,803
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	1,000,000	1,147,920
		6,675,402
Ohio - 2.2%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	933,694
Pennsylvania - 4.9%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,212
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	208,702
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,116
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	900,472
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	735,539
		2,069,041
Municipal Bonds - continued
	Principal Amount	Value
Texas - 2.7%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	$ 500,000	$ 569,480
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	584,135
		1,153,615
Washington - 0.3%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	124,748
Wisconsin - 2.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,149,570
TOTAL INVESTMENT PORTFOLIO - 90.1% (Cost $37,486,854)	38,329,288
NET OTHER ASSETS (LIABILITIES) - 9.9%	4,196,647
NET ASSETS - 100%	$ 42,525,935
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	28.5%
Special Tax	17.5%
Transportation	13.5%
Health Care	9.7%
Education	8.6%
Water & Sewer	6.9%
Others (Individually Less Than 5%)	5.4%
Net Other Assets (Liabilities)	9.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $37,486,854)		$ 38,329,288
Cash		3,141,803
Receivable for fund shares sold		989,775
Interest receivable		553,597
Other receivables		107
Total assets		43,014,570

Liabilities
Payable for fund shares redeemed	$ 460,801
Distributions payable	9,926
Accrued management fee	9,977
Distribution and service plan fees payable	1,386
Other affiliated payables	6,545
Total liabilities		488,635

Net Assets		$ 42,525,935
Net Assets consist of:
Paid in capital		$ 41,724,317
Undistributed net investment income		2,104
Accumulated undistributed net realized gain (loss) on investments		(42,920)
Net unrealized appreciation (depreciation) on investments		842,434
Net Assets		$ 42,525,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,416,111 ÷ 609,182 shares)	$ 10.53

Maximum offering price per share (100/97.25 of $10.53)	$ 10.83
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($26,300,527 ÷ 2,497,140 shares)	$ 10.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,809,297 ÷ 931,346 shares)	$ 10.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 461,559

Expenses
Management fee	$ 55,455
Transfer agent fees	18,482
Distribution and service plan fees	8,869
Independent trustees' compensation	70
Miscellaneous	32
Total expenses before reductions	82,908
Expense reductions	(276)	82,632
Net investment income (loss)		378,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,670
Change in net unrealized appreciation (depreciation) on investment securities		75,564
Net gain (loss)		100,234
Net increase (decrease) in net assets resulting from operations		$ 479,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 378,927	$ 714,821
Net realized gain (loss)	24,670	(64,475)
Change in net unrealized appreciation (depreciation)	75,564	(648,006)
Net increase (decrease) in net assets resulting from operations	479,161	2,340
Distributions to shareholders from net investment income	(378,932)	(714,821)
Share transactions - net increase (decrease)	6,566,578	5,395,588
Redemption fees	50	12
Total increase (decrease) in net assets	6,666,857	4,683,119

Net Assets
Beginning of period	35,859,078	31,175,959
End of period (including undistributed net investment income of $2,104 and undistributed net investment income of $2,109, respectively)	$ 42,525,935	$ 35,859,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.097	.199	.215	.017
Net realized and unrealized gain (loss)	.030	(.170)	.721	(.051)
Total from investment operations	.127	.029	.936	(.034)
Distributions from net investment income	(.097)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.097)	(.199)	(.216)	(.016)
Redemption fees added to paid in capitalE	- H	- H	- H	-
Net asset value, end of period	$ 10.53	$ 10.50	$ 10.67	$ 9.95
Total Return B,C,D	1.22%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.64% A
Net investment income (loss)	1.83% A	1.84%	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,416	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	4% A	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.110	.226	.242	.019
Net realized and unrealized gain (loss)	.030	(.170)	.720	(.050)
Total from investment operations	.140	.056	.962	(.031)
Distributions from net investment income	(.110)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.110)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.53	$ 10.50	$ 10.67	$ 9.95
Total Return B,C	1.34%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.08% A	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,301	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	4% A	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.110	.226	.241	.019
Net realized and unrealized gain (loss)	.030	(.170)	.721	(.050)
Total from investment operations	.140	.056	.962	(.031)
Distributions from net investment income	(.110)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.110)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.53	$ 10.50	$ 10.67	$ 9.95
Total Return B,C	1.34%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.08% A	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,809	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	4% A	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	13.1	13.5
California	12.8	14.1
Florida	8.4	8.7
New York	8.3	8.7
Texas	7.4	6.9
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.3	40.4
Health Care	15.8	16.7
Special Tax	10.6	11.2
Electric Utilities	10.3	9.6
Water & Sewer	7.8	7.2
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	7.3	7.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	6.1	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 2.2%	AAA 2.3%
AA,A 85.3%	AA,A 87.2%
BBB 7.2%	BBB 7.6%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.7%
	Principal Amount	Value
Arizona - 4.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 666,238
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	338,676
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	580,550
		1,585,464
California - 12.8%
California Gen. Oblig. 5% 3/1/21	600,000	681,468
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	569,470
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	569,100
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,135,430
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	294,718
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	592,895
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	118,699
Series 2011 C, 5% 5/1/21 (a)	500,000	563,855
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	288,235
		4,813,870
Florida - 8.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	569,120
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	280,453
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	872,408
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	855,840
Series 2012 A, 5% 7/1/21	500,000	570,925
		3,148,746
Georgia - 3.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	289,660
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	783,840
Series 2011 B, 5% 1/1/21	85,000	96,560
		1,170,060
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 4.1%
Chicago Midway Arpt. Rev. 5% 1/1/21	$ 400,000	$ 448,744
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	500,000	550,805
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	543,820
		1,543,369
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	228,698
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	283,995
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	350,247
		862,940
Massachusetts - 1.8%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	234,092
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	456,253
		690,345
Michigan - 6.4%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	539,695
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	237,086
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	559,130
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,080,790
		2,416,701
Minnesota - 3.4%
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,291,165
Nebraska - 1.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	572,770
Nevada - 1.7%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	288,563
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	339,588
		628,151
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 13.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	$ 1,000,000	$ 781,370
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,358,744
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	612,128
Series 2013 A, 5% 7/1/21	100,000	113,321
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,111,240
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	108,767
Series 2011 B, 5% 6/15/21	750,000	853,118
		4,938,688
New York - 8.3%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	547,515
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	538,770
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	793,655
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	655,524
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	580,100
		3,115,564
North Carolina - 3.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	226,384
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,146,860
		1,373,244
Pennsylvania - 4.0%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	396,211
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	557,790
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	557,145
		1,511,146
South Carolina - 2.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	818,566
Municipal Bonds - continued
	Principal Amount	Value
Texas - 7.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	$ 250,000	$ 285,625
5% 7/15/21	750,000	857,970
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	284,200
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	563,035
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	234,318
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	544,550
		2,769,698
Washington - 3.3%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	780,212
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,518
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	284,650
		1,227,380
Wisconsin - 3.0%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,145,430
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $35,252,626)	35,623,297
NET OTHER ASSETS (LIABILITIES) - 5.3%	1,995,483
NET ASSETS - 100%	$ 37,618,780
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.3%
Health Care	15.8%
Special Tax	10.6%
Electric Utilities	10.3%
Water & Sewer	7.8%
Transportation	5.9%
Education	5.5%
Others (Individually Less Than 5%)	1.5%
Net Other Assets (Liabilities)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $35,252,626)		$ 35,623,297
Cash		1,663,263
Interest receivable		493,870
Other receivables		64
Total assets		37,780,494

Liabilities
Payable for fund shares redeemed	$ 129,932
Distributions payable	14,845
Accrued management fee	9,168
Distribution and service plan fees payable	1,732
Other affiliated payables	6,037
Total liabilities		161,714

Net Assets		$ 37,618,780
Net Assets consist of:
Paid in capital		$ 37,262,821
Undistributed net investment income		2,780
Accumulated undistributed net realized gain (loss) on investments		(17,492)
Net unrealized appreciation (depreciation) on investments		370,671
Net Assets		$ 37,618,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,293,884 ÷ 793,549 shares)	$ 10.45

Maximum offering price per share (100/97.25 of $10.45)	$ 10.75
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($21,076,111 ÷ 2,016,540 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,248,785 ÷ 789,231 shares)	$ 10.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 531,576

Expenses
Management fee	$ 53,219
Transfer agent fees	17,737
Distribution and service plan fees	10,033
Independent trustees' compensation	69
Miscellaneous	33
Total expenses before reductions	81,091
Expense reductions	(122)	80,969
Net investment income (loss)		450,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(15,896)
Change in net unrealized appreciation (depreciation) on investment securities		(284,909)
Net gain (loss)		(300,805)
Net increase (decrease) in net assets resulting from operations		$ 149,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 450,607	$ 925,733
Net realized gain (loss)	(15,896)	142,670
Change in net unrealized appreciation (depreciation)	(284,909)	(1,144,297)
Net increase (decrease) in net assets resulting from operations	149,802	(75,894)
Distributions to shareholders from net investment income	(450,628)	(925,732)
Distributions to shareholders from net realized gain	(118,166)	(68,695)
Total distributions	(568,794)	(994,427)
Share transactions - net increase (decrease)	1,608,359	2,311,456
Redemption fees	37	933
Total increase (decrease) in net assets	1,189,404	1,242,068

Net Assets
Beginning of period	36,429,376	35,187,308
End of period (including undistributed net investment income of $2,780 and undistributed net investment income of $2,801, respectively)	$ 37,618,780	$ 36,429,376

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.122	.242	.248	.017
Net realized and unrealized gain (loss)	(.085)	(.250)	.906	(.040)
Total from investment operations	.037	(.008)	1.154	(.023)
Distributions from net investment income	(.123)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.157)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.45	$ 10.57	$ 10.84	$ 9.96
Total Return B,C,D	.35%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.63% A
Net investment income (loss)	2.33% A	2.19%	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,294	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	5% A	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.136	.269	.275	.019
Net realized and unrealized gain (loss)	(.086)	(.250)	.905	(.040)
Total from investment operations	.050	.019	1.180	(.021)
Distributions from net investment income	(.136)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.170)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.45	$ 10.57	$ 10.84	$ 9.96
Total Return B,C	.48%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.57% A	2.44%	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,076	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	5% A	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.135	.269	.274	.020
Net realized and unrealized gain (loss)	(.085)	(.250)	.906	(.041)
Total from investment operations	.050	.019	1.180	(.021)
Distributions from net investment income	(.136)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.170)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.45	$ 10.57	$ 10.84	$ 9.96
Total Return B,C	.48%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.57% A	2.44%	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,249	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	5% A	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	19.5	25.6
Illinois	15.1	9.9
New York	10.7	14.4
New Jersey	10.5	8.6
Washington	8.1	8.2
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.1	46.0
Special Tax	11.0	13.7
Electric Utilities	10.8	11.9
Transportation	10.3	4.4
Health Care	9.3	8.0
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	9.4	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	7.7	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 3.4%	AAA 4.6%
AA,A 82.7%	AA,A 80.4%
BBB 10.4%	BBB 12.9%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 6.1%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 219,298
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	15,000	16,934
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	569,620
		805,852
California - 19.5%
California Gen. Oblig. 4% 2/1/23	500,000	533,725
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	110,912
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	281,310
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	433,095
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	413,119
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	413,893
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	65,452
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	120,740
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	224,366
		2,596,612
Connecticut - 3.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	113,293
Hartford Gen. Oblig. Series 2013, 5% 4/1/23	300,000	333,261
		446,554
Florida - 1.2%
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	162,552
Georgia - 1.8%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	237,739
Illinois - 15.1%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	220,558
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	438,164
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	212,334
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	$ 200,000	$ 219,098
Illinois Gen. Oblig. Series 2013, 5% 7/1/23	270,000	285,468
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	86,171
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	448,564
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,637
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	82,671
		2,009,665
Indiana - 2.1%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	279,933
Massachusetts - 0.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	60,722
Michigan - 3.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	48,536
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	345,471
		394,007
Minnesota - 2.6%
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	348,657
Nevada - 3.2%
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	423,681
New Jersey - 10.5%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013, 5% 3/1/23	550,000	615,027
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	112,191
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	217,966
Series 2013, 5% 7/1/23	200,000	220,978
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	229,150
		1,395,312
Municipal Bonds - continued
	Principal Amount	Value
New York - 10.7%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	$ 600,000	$ 685,812
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	745,248
		1,431,060
Ohio - 3.1%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	419,316
Rhode Island - 2.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	266,728
Texas - 3.6%
Houston Util. Sys. Rev. Series 2013 B, 4% 11/15/23	300,000	323,568
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	162,669
		486,237
Washington - 8.1%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	58,261
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	272,665
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	326,250
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	310,059
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	117,040
		1,084,275
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $13,537,486)	12,848,902
NET OTHER ASSETS (LIABILITIES) - 3.5%	465,507
NET ASSETS - 100%	$ 13,314,409
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	42.1%
Special Tax	11.0%
Electric Utilities	10.8%
Transportation	10.3%
Health Care	9.3%
Water & Sewer	8.7%
Others* (Individually Less Than 5%)	7.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,537,486)		$ 12,848,902
Cash		327,533
Interest receivable		156,857
Other receivables		46
Total assets		13,333,338

Liabilities
Payable for fund shares redeemed	$ 10,014
Distributions payable	3,004
Accrued management fee	3,202
Transfer agent fee payable	2,051
Distribution and service plan fees payable	658
Total liabilities		18,929

Net Assets		$ 13,314,409
Net Assets consist of:
Paid in capital		$ 14,017,601
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(14,607)
Net unrealized appreciation (depreciation) on investments		(688,584)
Net Assets		$ 13,314,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,198,175 ÷ 341,477 shares)	$ 9.37

Maximum offering price per share (100/97.25 of $9.37)	$ 9.63
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($6,416,054 ÷ 685,066 shares)	$ 9.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,700,180 ÷ 395,077 shares)	$ 9.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 146,892

Expenses
Management fee	$ 16,607
Transfer agent fees	5,539
Distribution and service plan fees	3,251
Independent trustees' compensation	21
Total expenses before reductions	25,418
Expense reductions	(88)	25,330
Net investment income (loss)		121,562
Change in net unrealized appreciation (depreciation) on investment securities		(131,666)
Net increase (decrease) in net assets resulting from operations		$ (10,104)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,562	$ 14,800
Net realized gain (loss)	-	(14,607)
Change in net unrealized appreciation (depreciation)	(131,666)	(556,918)
Net increase (decrease) in net assets resulting from operations	(10,104)	(556,725)
Distributions to shareholders from net investment income	(121,563)	(14,800)
Share transactions - net increase (decrease)	3,312,027	10,704,819
Redemption fees	605	150
Total increase (decrease) in net assets	3,180,965	10,133,444

Net Assets
Beginning of period	10,133,444	-
End of period (including distributions in excess of net investment income of $1 and $0, respectively)	$ 13,314,409	$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.094	.010
Net realized and unrealized gain (loss)	(.101)	(.530)
Total from investment operations	(.007)	(.520)
Distributions from net investment income	(.094)	(.010)
Redemption fees added to paid in capital E	.001	- H
Net asset value, end of period	$ 9.37	$ 9.47
Total Return B,C,D	(.06)%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.62% A
Net investment income (loss)	1.99% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,198	$ 2,370
Portfolio turnover rate	0% A	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2023

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.106	.015
Net realized and unrealized gain (loss)	(.101)	(.530)
Total from investment operations	.005	(.515)
Distributions from net investment income	(.106)	(.015)
Redemption fees added to paid in capitalD	.001	- G
Net asset value, end of period	$ 9.37	$ 9.47
Total ReturnB,C	.06%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	.37%A
Net investment income (loss)	2.24%A	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,416	$ 5,383
Portfolio turnover rate	0%A	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.105	.015
Net realized and unrealized gain (loss)	(.100)	(.530)
Total from investment operations	.005	(.515)
Distributions from net investment income	(.106)	(.015)
Redemption fees added to paid in capitalD	.001	-G
Net asset value, end of period	$ 9.37	$ 9.47
Total ReturnB,C	.06%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	.37%A
Net investment income (loss)	2.24%A	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,700	$ 2,380
Portfolio turnover rate	0%A	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

1. Organization.

Fidelity® Municipal Income 2015 Fund, Fidelity® Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 90,654,976	$ 764,430	$ (5,531)	$ 758,899
Fidelity Municipal Income 2017 Fund	59,363,629	982,766	(140,087)	842,679
Fidelity Municipal Income 2019 Fund	37,486,854	1,017,142	(174,708)	842,434
Fidelity Municipal Income 2021 Fund	35,252,625	778,774	(408,102)	370,672
Fidelity Municipal Income 2023 Fund	13,537,485	7,023	(695,606)	(688,583)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration Short-term	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ (2,909)	$ (2,909)
Fidelity Municipal Income 2017 Fund	(42)	(42)
Fidelity Municipal Income 2019 Fund	(67,589)	(67,589)
Fidelity Municipal Income 2023 Fund	(14,607)	(14,607)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	16,437,054	1,236,100
Fidelity Municipal Income 2017 Fund	11,351,658	252,813
Fidelity Municipal Income 2019 Fund	4,894,717	689,931
Fidelity Municipal Income 2021 Fund	1,602,347	834,375
Fidelity Municipal Income 2023 Fund	3,132,175	-

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 11,775	$ 1,812
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 6,178	$ 2,670
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 8,869	$ 6,504
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 10,033	$ 6,838
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 3,251	$ 3,251

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4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 938
Fidelity Municipal Income 2017 Fund
Class A	$ 48
Fidelity Municipal Income 2019 Fund
Class A	$ 16
Fidelity Municipal Income 2021 Fund
Class A	$ 169
Fidelity Municipal Income 2023 Fund
Class A	$ 8

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 4,709
Municipal Income 2015	37,554
Institutional Class	3,140
$ 45,403
Fidelity Municipal Income 2017 Fund
Class A	$ 2,474
Municipal Income 2017	22,188
Institutional Class	3,185
$ 27,847

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Amount
Fidelity Municipal Income 2019 Fund
Class A	$ 3,548
Municipal Income 2019	10,993
Institutional Class	3,941
$ 18,482
Fidelity Municipal Income 2021 Fund
Class A	$ 4,012
Municipal Income 2021	10,117
Institutional Class	3,608
$ 17,737
Fidelity Municipal Income 2023 Fund
Class A	$ 1,300
Municipal Income 2023	2,926
Institutional Class	1,313
$ 5,539

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 70
Fidelity Municipal Income 2017 Fund	45
Fidelity Municipal Income 2019 Fund	32
Fidelity Municipal Income 2021 Fund	33

During the period, there were no borrowings on this line of credit.

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6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 584
Fidelity Municipal Income 2017 Fund	459
Fidelity Municipal Income 2019 Fund	276
Fidelity Municipal Income 2021 Fund	122
Fidelity Municipal Income 2023 Fund	88

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 27,288	$ 43,108
Municipal Income 2015	309,464	530,260
Institutional Class	25,933	54,722
Total	$ 362,685	$ 628,090
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 28,360	$ 56,120
Municipal Income 2017	307,105	502,978
Institutional Class	44,201	78,174
Total	$ 379,666	$ 637,272
From net realized gain
Class A	$ 432	$ 4,576
Municipal Income 2017	4,735	32,628
Institutional Class	685	4,925
Total	$ 5,852	$ 42,129
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 65,842	$ 157,367
Municipal Income 2019	230,571	417,928
Institutional Class	82,519	139,526
Total	$ 378,932	$ 714,821

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Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 94,189	$ 199,930
Municipal Income 2021	262,802	561,607
Institutional Class	93,637	164,195
Total	$ 450,628	$ 925,732
From net realized gain
Class A	$ 27,792	$ 16,021
Municipal Income 2021	67,843	40,845
Institutional Class	22,531	11,829
Total	$ 118,166	$ 68,695
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 26,039	$ 2,547
Municipal Income 2023	65,875	8,533
Institutional Class	29,649	3,720
Total	$ 121,563	$ 14,800

A Distributions for Fidelity Municipal Income 2023 Fund is for the period April 23, 2013 (commencement of operations) to December 31, 2013.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013A	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	404,124	762,624	$ 4,136,800	$ 7,834,902
Reinvestment of distributions	2,501	3,908	25,600	40,116
Shares redeemed	(388,697)	(412,416)	(3,979,733)	(4,236,123)
Net increase (decrease)	17,928	354,116	$ 182,667	$ 3,638,895
Municipal Income 2015
Shares sold	2,701,400	3,481,077	$ 27,650,078	$ 35,730,415
Reinvestment of distributions	25,542	44,357	261,513	455,363
Shares redeemed	(1,453,737)	(1,630,492)	(14,886,283)	(16,737,221)
Net increase (decrease)	1,273,205	1,894,942	$ 13,025,308	$ 19,448,557

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8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013A	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2015 Fund
Institutional Class
Shares sold	339,716	463,303	$ 3,478,823	$ 4,755,122
Reinvestment of distributions	1,923	4,065	19,687	41,732
Shares redeemed	(162,784)	(337,591)	(1,666,757)	(3,466,625)
Net increase (decrease)	178,855	129,777	$ 1,831,753	$ 1,330,229
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	369,445	253,103	$ 3,864,341	$ 2,668,254
Reinvestment of distributions	2,377	5,499	24,801	57,893
Shares redeemed	(149,399)	(159,490)	(1,558,417)	(1,680,904)
Net increase (decrease)	222,423	99,112	$ 2,330,725	$ 1,045,243
Municipal Income 2017
Shares sold	1,920,592	1,886,168	$ 20,019,925	$ 19,869,213
Reinvestment of distributions	25,055	44,346	261,478	466,811
Shares redeemed	(885,391)	(802,633)	(9,228,142)	(8,433,992)
Net increase (decrease)	1,060,256	1,127,881	$ 11,053,261	$ 11,902,032
Institutional Class
Shares sold	316,222	417,232	$ 3,311,922	$ 4,395,390
Reinvestment of distributions	3,786	7,321	39,502	77,078
Shares redeemed	(237,458)	(174,910)	(2,480,994)	(1,843,596)
Net increase (decrease)	82,550	249,643	$ 870,430	$ 2,628,872
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	38,720	71,075	$ 404,830	$ 770,446
Reinvestment of distributions	6,051	14,013	63,686	151,486
Shares redeemed	(213,857)	(151,542)	(2,245,878)	(1,632,376)
Net increase (decrease)	(169,086)	(66,454)	$ (1,777,362)	$ (710,444)
Municipal Income 2019
Shares sold	844,978	877,542	$ 8,894,129	$ 9,487,248
Reinvestment of distributions	18,481	33,729	194,568	364,612
Shares redeemed	(345,808)	(425,543)	(3,632,484)	(4,556,774)
Net increase (decrease)	517,651	485,728	$ 5,456,213	$ 5,295,086
Institutional Class
Shares sold	322,899	91,492	$ 3,399,513	$ 989,763
Reinvestment of distributions	7,001	12,211	73,713	131,999
Shares redeemed	(55,549)	(28,731)	(585,499)	(310,816)
Net increase (decrease)	274,351	74,972	$ 2,887,727	$ 810,946

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013A	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	78,483	70,438	$ 822,207	$ 775,560
Reinvestment of distributions	11,123	18,691	116,325	205,701
Shares redeemed	(116,105)	(57,324)	(1,209,749)	(626,936)
Net increase (decrease)	(26,499)	31,805	$ (271,217)	$ 354,325
Municipal Income 2021
Shares sold	395,234	768,902	$ 4,140,639	$ 8,472,542
Reinvestment of distributions	23,678	40,991	247,598	451,204
Shares redeemed	(352,458)	(729,762)	(3,677,307)	(7,962,010)
Net increase (decrease)	66,454	80,131	$ 710,930	$ 961,736
Institutional Class
Shares sold	163,273	107,038	$ 1,710,363	$ 1,178,564
Reinvestment of distributions	10,675	15,771	111,658	173,500
Shares redeemed	(62,449)	(32,372)	(653,375)	(356,669)
Net increase (decrease)	111,499	90,437	$ 1,168,646	$ 995,395
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	88,606	250,001	$ 838,759	$ 2,500,010
Reinvestment of distributions	2,609	269	24,559	2,547
Shares redeemed	(8)	-	(75)	-
Net increase (decrease)	91,207	250,270	$ 863,243	$ 2,502,557
Municipal Income 2023
Shares sold	149,413	596,552	$ 1,404,909	$ 5,961,848
Reinvestment of distributions	6,608	881	62,214	8,401
Shares redeemed	(39,490)	(28,898)	(371,252)	(281,706)
Net increase (decrease)	116,531	568,535	$ 1,095,871	$ 5,688,543
Institutional Class
Shares sold	140,705	251,018	$ 1,325,000	$ 2,510,010
Reinvestment of distributions	2,965	389	27,913	3,709
Shares redeemed	-	-	-	-
Net increase (decrease)	143,670	251,407	$ 1,352,913	$ 2,513,719

A Share transactions for Fidelity Municipal Income 2023 are the period April 23, 2013 (commencement of operations) to December 31, 2013.

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9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2019 Fund	34%
Fidelity Municipal Income 2021 Fund	43%
Fidelity Municipal Income 2023 Fund	71%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2015 Fund

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Fidelity Municipal Income 2017 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMII-USAN-0214
1.926280.102

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

Semiannual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2023 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,003.90	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,005.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,006.10	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,015.50	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,016.80	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,016.80	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,012.20	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,013.40	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,013.40	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,003.50	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,004.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,004.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 999.40	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,000.60	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.60	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	13.9	14.8
New York	8.5	9.2
Connecticut	7.4	4.3
Florida	6.6	8.0
New Jersey	5.9	3.9
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.6	32.8
Special Tax	12.9	17.0
Electric Utilities	12.0	10.5
Health Care	9.6	11.6
Transportation	8.9	10.6
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	1.4	1.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	1.3	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 7.3%	AAA 8.1%
AA,A 78.1%	AA,A 77.3%
BBB 10.6%	BBB 11.2%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 5.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 104,931
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	910,000	971,598
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	205,868
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,868,458
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	930,656
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	330,745
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	367,672
		4,779,928
California - 4.7%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	266,605
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,141,000
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	802,875
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,058,680
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	212,662
		4,481,822
Connecticut - 7.4%
Bridgeport Gen. Oblig. Series 2013 A, 5% 8/15/15	1,500,000	1,593,210
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,041,720
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	795,180
Hartford Gen. Oblig. Series 2005 A:
5.25% 8/1/15 (Escrowed to Maturity)	720,000	776,592
5.25% 8/1/15 (FSA Insured)	615,000	661,457
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,135,680
		7,003,839
Florida - 6.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,051,580
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 185,000	$ 194,577
Series 2010 A1, 5% 6/1/15	150,000	159,162
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	534,820
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	384,124
Series 2009 B, 5% 6/1/15	500,000	533,505
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	520,395
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	794,063
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,072,980
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,073,670
		6,318,876
Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	207,180
Hawaii - 1.7%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	526,185
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,066,280
		1,592,465
Illinois - 13.9%
Chicago Gen. Oblig. Series 1998, 5.5% 1/1/15 (FSA Insured)	1,295,000	1,355,438
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (a)	1,050,000	1,099,308
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	207,160
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,577,640
Series 2010, 5% 1/1/15	275,000	286,894
Series 2013, 4% 7/1/15	1,500,000	1,570,020
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,092,698
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	266,628
Series 2013, 4% 6/15/15	2,000,000	2,104,280
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	$ 2,000,000	$ 2,133,320
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,460,000	1,543,030
		13,236,416
Indiana - 2.4%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,067,690
Indianapolis Thermal Energy Sys. Bonds Series 2013 B, 0.73%, tender 8/1/14 (a)	1,000,000	1,000,110
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	214,162
		2,281,962
Kentucky - 0.8%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	773,085
Maryland - 0.6%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	538,200
Massachusetts - 5.6%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	644,256
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	526,915
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	544,385
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,613,790
		5,329,346
Michigan - 3.5%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	520,415
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	793,110
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	1,000,000	1,005,110
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,004,929
		3,323,564
Missouri - 1.9%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,793,745
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 5.0%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	$ 20,000	$ 21,362
Series 2010 D, 5% 7/1/15	1,280,000	1,367,155
Series 2013 C1, 2.5% 7/1/15 (b)	300,000	307,608
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	186,555
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,130,460
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	735,623
		4,748,763
New Jersey - 5.9%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	237,296
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	665,350
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2012 G, 0.64% 2/1/15 (a)	2,200,000	2,200,506
Series 2012, 5% 6/15/15	1,655,000	1,746,803
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	533,615
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	109,669
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	158,291
		5,651,530
New Mexico - 2.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	1,695,000	1,737,528
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	963,450
		2,700,978
New York - 8.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15 (Escrowed to Maturity)	100,000	105,005
5% 5/1/15 (Escrowed to Maturity)	1,830,000	1,945,693
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	769,960
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	519,355
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	$ 440,000	$ 472,089
Series 2010 E, 5% 8/1/15	300,000	321,879
Series 2011 A, 3% 8/1/15	100,000	104,150
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,279,763
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	243,439
5% 5/1/15	1,000,000	1,056,780
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	104,520
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	532,505
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	597,350
		8,052,488
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	825,433
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	104,533
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,055,640
		1,985,606
Ohio - 3.1%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	534,505
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,086,382
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	316,296
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,015,320
		2,952,503
Oklahoma - 0.6%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	529,425
Oregon - 0.6%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	500,000	526,320
Pennsylvania - 4.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	266,238
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	526,915
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	$ 500,000	$ 532,725
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	745,045
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,260,804
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	798,165
		4,129,892
Texas - 5.2%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	538,210
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	105,363
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	619,579
Series A, 5% 7/1/15	125,000	133,530
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	463,245
Series 2010, 5% 5/15/15	500,000	531,335
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	530,500
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,002,640
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,074,580
		4,998,982
Washington - 3.1%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	366,034
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	531,155
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,525,021
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	537,300
		2,959,510
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.5%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 517,450
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $90,654,977)	91,413,875
NET OTHER ASSETS (LIABILITIES) - 4.0%	3,823,965
NET ASSETS - 100%	$ 95,237,840
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.6%
Special Tax	12.9%
Electric Utilities	12.0%
Health Care	9.6%
Transportation	8.9%
Education	5.1%
Others* (Individually Less Than 5%)	16.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $90,654,977)		$ 91,413,875
Cash		3,398,286
Receivable for fund shares sold		361,610
Interest receivable		1,278,359
Other receivables		78
Total assets		96,452,208

Liabilities
Payable for investments purchased	$ 84,907
Payable for fund shares redeemed	1,078,550
Distributions payable	9,550
Accrued management fee	23,685
Distribution and service plan fees payable	1,862
Other affiliated payables	15,814
Total liabilities		1,214,368

Net Assets		$ 95,237,840
Net Assets consist of:
Paid in capital		$ 94,600,020
Undistributed net investment income		3,438
Accumulated undistributed net realized gain (loss) on investments		(124,516)
Net unrealized appreciation (depreciation) on investments		758,898
Net Assets		$ 95,237,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,861,629 ÷ 864,988 shares)	$ 10.24

Maximum offering price per share (100/97.25 of $10.24)	$ 10.53
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($78,542,445 ÷ 7,666,546 shares)	$ 10.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,833,766 ÷ 764,638 shares)	$ 10.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 555,671

Expenses
Management fee	$ 136,199
Transfer agent fees	45,403
Distribution and service plan fees	11,775
Independent trustees' compensation	169
Miscellaneous	70
Total expenses before reductions	193,616
Expense reductions	(584)	193,032
Net investment income (loss)		362,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(121,608)
Change in net unrealized appreciation (depreciation) on investment securities		287,204
Net gain (loss)		165,596
Net increase (decrease) in net assets resulting from operations		$ 528,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 362,639	$ 628,115
Net realized gain (loss)	(121,608)	-
Change in net unrealized appreciation (depreciation)	287,204	(131,811)
Net increase (decrease) in net assets resulting from operations	528,235	496,304
Distributions to shareholders from net investment income	(362,685)	(628,090)
Share transactions - net increase (decrease)	15,039,728	24,417,681
Redemption fees	1,301	17
Total increase (decrease) in net assets	15,206,579	24,285,912

Net Assets
Beginning of period	80,031,261	55,745,349
End of period (including undistributed net investment income of $3,438 and undistributed net investment income of $3,484, respectively)	$ 95,237,840	$ 80,031,261

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.030	.074	.095	.005
Net realized and unrealized gain (loss)	.010	- I	.191	.039
Total from investment operations	.040	.074	.286	.044
Distributions from net investment income	(.030)	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- I	- I	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B,C,D	.39%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.63% A
Net investment income (loss)	.57% A	.72%	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,862	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	3% A	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.042	.099	.120	.007
Net realized and unrealized gain (loss)	.010	.001	.192	.040
Total from investment operations	.052	.100	.312	.047
Distributions from net investment income	(.042)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	- H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B,C	.51%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	.82% A	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,542	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	3% A	0%	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.042	.099	.121	.007
Net realized and unrealized gain (loss)	.020	.001 I	.191	.040
Total from investment operations	.062	.100	.312	.047
Distributions from net investment income	(.042)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	- H	-	-
Net asset value, end of period	$ 10.25	$ 10.23	$ 10.23	$ 10.04
Total Return B,C	.61%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	.82% A	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,834	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	3% A	0%	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

H Amount represents less than $.001 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the Investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	13.2	17.0
Florida	10.6	13.3
New Jersey	7.2	6.0
Pennsylvania	7.1	8.1
Illinois	6.2	5.9
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.6	31.6
Health Care	13.7	17.9
Electric Utilities	10.5	10.4
Transportation	9.7	7.9
Special Tax	8.7	10.9
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	3.4	3.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	3.0	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 3.2%	AAA 2.7%
AA,A 76.8%	AA,A 83.1%
BBB 12.8%	BBB 12.3%
Short-Term Investments and Net Other Assets 7.2%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.1%
	Principal Amount	Value
Alabama - 2.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 453,084
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,000,000	999,680
		1,452,764
Arizona - 1.6%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	170,540
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	569,810
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	284,585
		1,024,935
California - 13.2%
California Gen. Oblig. 5% 3/1/17	215,000	243,490
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	673,506
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	685,728
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,150,070
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,086,040
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	556,125
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	284,268
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	579,695
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	562,090
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	315,723
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,493,819
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	162,393
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	433,352
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	340,029
		8,566,328
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 2.9%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	$ 465,000	$ 472,287
Series D, 5% 7/1/17	1,000,000	1,118,810
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	279,973
		1,871,070
Florida - 10.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	559,945
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,696
Series 2009 A1, 5.5% 6/1/17	10,000	11,354
Series 2010 A1:
5% 6/1/17 (FSA Insured)	350,000	391,598
5.25% 6/1/17	725,000	817,169
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	568,515
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,124,980
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,129,360
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,146,310
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	561,210
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	286,778
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	216,986
		6,869,901
Georgia - 3.3%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	302,203
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	280,920
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	109,175
Series 2010, 5% 4/1/17	350,000	393,988
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series A, 5.25% 1/1/17	$ 440,000	$ 496,685
Series GG, 5% 1/1/17	515,000	577,073
		2,160,044
Illinois - 6.2%
Chicago Gen. Oblig. Series A, 5.5% 1/1/17	300,000	329,361
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	378,845
Series 2011 D, 5% 1/1/17	500,000	549,050
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	215,000	243,599
Series 2013, 5% 5/15/17	295,000	314,190
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	535,320
Series 2012, 5% 3/1/17	1,000,000	1,100,470
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	275,435
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	135,000	152,586
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	110,943
		3,989,799
Indiana - 1.1%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	508,590
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	215,888
		724,478
Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	545,150
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	545,685
		1,090,835
Massachusetts - 4.2%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	915,348
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	$ 500,000	$ 547,790
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,145,550
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	113,781
		2,722,469
Michigan - 4.6%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,616,490
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,094,390
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	261,869
		2,972,749
Missouri - 1.3%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	821,498
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	562,160
New Jersey - 7.2%
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,129,540
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	500,000	549,905
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,104,550
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	687,128
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	344,016
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	318,635
Series 2011 B, 5% 6/15/17	500,000	566,220
		4,699,994
New York - 5.6%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	344,526
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	1,680,000	1,911,129
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	452,832
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	$ 100,000	$ 113,378
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	803,500
		3,625,365
North Carolina - 1.3%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	421,779
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	445,607
		867,386
Ohio - 3.0%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	109,061
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,057,290
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	142,348
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	640,510
		1,949,209
Pennsylvania - 7.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	336,081
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	964,940
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	271,350
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,088,370
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,372,320
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	557,535
		4,590,596
Pennsylvania, New Jersey - 0.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	593,679
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 1.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	$ 1,000,000	$ 1,067,650
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	145,997
Tennessee - 1.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,100,000	1,220,780
Texas - 3.6%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	113,671
Denton Independent School District Series 2011, 5% 8/15/17	500,000	572,015
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	405,778
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	562,670
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	571,280
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	109,346
		2,334,760
Utah - 0.6%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	386,938
Washington - 3.5%
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	555,195
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,137,791
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	268,683
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	284,210
		2,245,879
Wisconsin - 0.8%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	545,665
TOTAL MUNICIPAL BONDS (Cost $58,271,814)		59,102,928
Municipal Notes - 1.7%
	Principal Amount	Value
Kentucky - 1.7%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,096,407)	$ 1,000,000	$ 1,103,380
TOTAL INVESTMENT PORTFOLIO - 92.8% (Cost $59,368,221)		60,206,308
NET OTHER ASSETS (LIABILITIES) - 7.2%		4,674,851
NET ASSETS - 100%		$ 64,881,159
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	31.6%
Health Care	13.7%
Electric Utilities	10.5%
Transportation	9.7%
Special Tax	8.7%
Education	6.5%
Others (Individually Less Than 5%)	12.1%
Net Other Assets (Liabilities)	7.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $59,368,221)		$ 60,206,308
Cash		3,087,417
Receivable for fund shares sold		842,235
Interest receivable		785,640
Other receivables		174
Total assets		64,921,774

Liabilities
Payable for fund shares redeemed	1,345
Distributions payable	12,617
Accrued management fee	15,525
Transfer agent fee payable	10,023
Distribution and service plan fees payable	1,105
Total liabilities		40,615

Net Assets		$ 64,881,159
Net Assets consist of:
Paid in capital		$ 64,074,330
Undistributed net investment income		6,396
Accumulated undistributed net realized gain (loss) on investments		(37,654)
Net unrealized appreciation (depreciation) on investments		838,087
Net Assets		$ 64,881,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,348,914 ÷ 702,132 shares)	$ 10.47

Maximum offering price per share (100/97.25 of $10.47)	$ 10.77
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($50,215,985 ÷ 4,797,981 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,316,260 ÷ 699,039 shares)	$ 10.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 500,034

Expenses
Management fee	$ 83,553
Transfer agent fees	27,847
Distribution and service plan fees	6,178
Independent trustees' compensation	104
Miscellaneous	45
Total expenses before reductions	117,727
Expense reductions	(459)	117,268
Net investment income (loss)		382,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(31,760)
Change in net unrealized appreciation (depreciation) on investment securities		550,331
Net gain (loss)		518,571
Net increase (decrease) in net assets resulting from operations		$ 901,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 382,766	$ 638,724
Net realized gain (loss)	(31,760)	(42)
Change in net unrealized appreciation (depreciation)	550,331	(579,943)
Net increase (decrease) in net assets resulting from operations	901,337	58,739
Distributions to shareholders from net investment income	(379,666)	(637,272)
Distributions to shareholders from net realized gain	(5,852)	(42,129)
Total distributions	(385,518)	(679,401)
Share transactions - net increase (decrease)	14,254,416	15,576,147
Redemption fees	1	333
Total increase (decrease) in net assets	14,770,236	14,955,818

Net Assets
Beginning of period	50,110,923	35,155,105
End of period (including undistributed net investment income of $6,396 and undistributed net investment income of $3,296, respectively)	$ 64,881,159	$ 50,110,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.060	.128	.150	.012
Net realized and unrealized gain (loss)	.100	(.087)	.480	(.011)
Total from investment operations	.160	.041	.630	.001
Distributions from net investment income	(.059)	(.129)	(.150)	(.011)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.060)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.47	$ 10.37	$ 10.47	$ 9.99
Total Return B,C,D	1.55%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.63% A
Net investment income (loss)	1.14% A	1.22%	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,349	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	1% A	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.073	.155	.176	.014
Net realized and unrealized gain (loss)	.100	(.088)	.480	(.010)
Total from investment operations	.173	.067	.656	.004
Distributions from net investment income	(.072)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.073)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.47	$ 10.37	$ 10.47	$ 9.99
Total Return B,C	1.68%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	1.38% A	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,216	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	1% A	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.072	.155	.176	.015
Net realized and unrealized gain (loss)	.101	(.088)	.480	(.011)
Total from investment operations	.173	.067	.656	.004
Distributions from net investment income	(.072)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.073)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.47	$ 10.37	$ 10.47	$ 9.99
Total Return B,C	1.68%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	1.38% A	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,316	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	1% A	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	17.5	19.5
New York	15.7	8.9
Illinois	8.8	10.6
California	7.0	7.7
Michigan	5.2	6.3
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.5	28.4
Special Tax	17.5	20.9
Transportation	13.5	13.0
Health Care	9.7	10.1
Education	8.6	10.2
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	5.4	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	4.5	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 7.5%	AAA 10.9%
AA,A 78.9%	AA,A 81.7%
BBB 3.7%	BBB 3.1%
Short-Term Investments and Net Other Assets 9.9%	Short-Term Investments and Net Other Assets 4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.1%
	Principal Amount	Value
Arizona - 4.6%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 725,425
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	705,168
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	547,325
		1,977,918
California - 7.0%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,208,834
California Gen. Oblig. 5.5% 4/1/19	500,000	595,760
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	567,750
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	381,923
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	240,315
		2,994,582
Florida - 17.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,139,520
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	289,371
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	584,490
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	925,008
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	482,318
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,733,099
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,150,090
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	559,020
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	586,220
		7,449,136
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 0.5%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	$ 200,000	$ 232,350
Illinois - 8.8%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,134,070
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	369,038
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,109,060
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,148,380
		3,760,548
Indiana - 0.7%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	292,468
Iowa - 2.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	938,295
Maryland - 2.7%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,127,740
Massachusetts - 2.8%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,177,800
Michigan - 5.2%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,093,120
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,138,390
		2,231,510
Minnesota - 3.8%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	702,195
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	899,838
		1,602,033
New Jersey - 4.1%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013 NN, 5% 3/1/19	105,000	120,015
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	695,466
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	$ 500,000	$ 569,760
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	350,151
		1,735,392
New Mexico - 1.7%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	703,446
New York - 15.7%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/19	2,000,000	2,312,859
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	583,990
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,164,710
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,166,120
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	299,803
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	1,000,000	1,147,920
		6,675,402
Ohio - 2.2%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	933,694
Pennsylvania - 4.9%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,212
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	208,702
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,116
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	900,472
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	735,539
		2,069,041
Municipal Bonds - continued
	Principal Amount	Value
Texas - 2.7%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	$ 500,000	$ 569,480
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	584,135
		1,153,615
Washington - 0.3%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	124,748
Wisconsin - 2.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,149,570
TOTAL INVESTMENT PORTFOLIO - 90.1% (Cost $37,486,854)	38,329,288
NET OTHER ASSETS (LIABILITIES) - 9.9%	4,196,647
NET ASSETS - 100%	$ 42,525,935
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	28.5%
Special Tax	17.5%
Transportation	13.5%
Health Care	9.7%
Education	8.6%
Water & Sewer	6.9%
Others (Individually Less Than 5%)	5.4%
Net Other Assets (Liabilities)	9.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $37,486,854)		$ 38,329,288
Cash		3,141,803
Receivable for fund shares sold		989,775
Interest receivable		553,597
Other receivables		107
Total assets		43,014,570

Liabilities
Payable for fund shares redeemed	$ 460,801
Distributions payable	9,926
Accrued management fee	9,977
Distribution and service plan fees payable	1,386
Other affiliated payables	6,545
Total liabilities		488,635

Net Assets		$ 42,525,935
Net Assets consist of:
Paid in capital		$ 41,724,317
Undistributed net investment income		2,104
Accumulated undistributed net realized gain (loss) on investments		(42,920)
Net unrealized appreciation (depreciation) on investments		842,434
Net Assets		$ 42,525,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,416,111 ÷ 609,182 shares)	$ 10.53

Maximum offering price per share (100/97.25 of $10.53)	$ 10.83
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($26,300,527 ÷ 2,497,140 shares)	$ 10.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,809,297 ÷ 931,346 shares)	$ 10.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 461,559

Expenses
Management fee	$ 55,455
Transfer agent fees	18,482
Distribution and service plan fees	8,869
Independent trustees' compensation	70
Miscellaneous	32
Total expenses before reductions	82,908
Expense reductions	(276)	82,632
Net investment income (loss)		378,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,670
Change in net unrealized appreciation (depreciation) on investment securities		75,564
Net gain (loss)		100,234
Net increase (decrease) in net assets resulting from operations		$ 479,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 378,927	$ 714,821
Net realized gain (loss)	24,670	(64,475)
Change in net unrealized appreciation (depreciation)	75,564	(648,006)
Net increase (decrease) in net assets resulting from operations	479,161	2,340
Distributions to shareholders from net investment income	(378,932)	(714,821)
Share transactions - net increase (decrease)	6,566,578	5,395,588
Redemption fees	50	12
Total increase (decrease) in net assets	6,666,857	4,683,119

Net Assets
Beginning of period	35,859,078	31,175,959
End of period (including undistributed net investment income of $2,104 and undistributed net investment income of $2,109, respectively)	$ 42,525,935	$ 35,859,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.097	.199	.215	.017
Net realized and unrealized gain (loss)	.030	(.170)	.721	(.051)
Total from investment operations	.127	.029	.936	(.034)
Distributions from net investment income	(.097)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.097)	(.199)	(.216)	(.016)
Redemption fees added to paid in capitalE	- H	- H	- H	-
Net asset value, end of period	$ 10.53	$ 10.50	$ 10.67	$ 9.95
Total Return B,C,D	1.22%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.64% A
Net investment income (loss)	1.83% A	1.84%	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,416	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	4% A	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.110	.226	.242	.019
Net realized and unrealized gain (loss)	.030	(.170)	.720	(.050)
Total from investment operations	.140	.056	.962	(.031)
Distributions from net investment income	(.110)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.110)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.53	$ 10.50	$ 10.67	$ 9.95
Total Return B,C	1.34%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.08% A	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,301	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	4% A	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.110	.226	.241	.019
Net realized and unrealized gain (loss)	.030	(.170)	.721	(.050)
Total from investment operations	.140	.056	.962	(.031)
Distributions from net investment income	(.110)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.110)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.53	$ 10.50	$ 10.67	$ 9.95
Total Return B,C	1.34%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.08% A	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,809	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	4% A	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	13.1	13.5
California	12.8	14.1
Florida	8.4	8.7
New York	8.3	8.7
Texas	7.4	6.9
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.3	40.4
Health Care	15.8	16.7
Special Tax	10.6	11.2
Electric Utilities	10.3	9.6
Water & Sewer	7.8	7.2
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	7.3	7.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	6.1	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 2.2%	AAA 2.3%
AA,A 85.3%	AA,A 87.2%
BBB 7.2%	BBB 7.6%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.7%
	Principal Amount	Value
Arizona - 4.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 666,238
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	338,676
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	580,550
		1,585,464
California - 12.8%
California Gen. Oblig. 5% 3/1/21	600,000	681,468
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	569,470
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	569,100
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,135,430
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	294,718
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	592,895
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	118,699
Series 2011 C, 5% 5/1/21 (a)	500,000	563,855
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	288,235
		4,813,870
Florida - 8.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	569,120
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	280,453
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	872,408
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	855,840
Series 2012 A, 5% 7/1/21	500,000	570,925
		3,148,746
Georgia - 3.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	289,660
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	783,840
Series 2011 B, 5% 1/1/21	85,000	96,560
		1,170,060
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 4.1%
Chicago Midway Arpt. Rev. 5% 1/1/21	$ 400,000	$ 448,744
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	500,000	550,805
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	543,820
		1,543,369
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	228,698
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	283,995
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	350,247
		862,940
Massachusetts - 1.8%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	234,092
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	456,253
		690,345
Michigan - 6.4%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	539,695
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	237,086
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	559,130
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,080,790
		2,416,701
Minnesota - 3.4%
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,291,165
Nebraska - 1.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	572,770
Nevada - 1.7%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	288,563
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	339,588
		628,151
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 13.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	$ 1,000,000	$ 781,370
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,358,744
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	612,128
Series 2013 A, 5% 7/1/21	100,000	113,321
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,111,240
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	108,767
Series 2011 B, 5% 6/15/21	750,000	853,118
		4,938,688
New York - 8.3%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	547,515
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	538,770
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	793,655
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	655,524
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	580,100
		3,115,564
North Carolina - 3.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	226,384
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,146,860
		1,373,244
Pennsylvania - 4.0%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	396,211
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	557,790
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	557,145
		1,511,146
South Carolina - 2.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	818,566
Municipal Bonds - continued
	Principal Amount	Value
Texas - 7.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	$ 250,000	$ 285,625
5% 7/15/21	750,000	857,970
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	284,200
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	563,035
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	234,318
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	544,550
		2,769,698
Washington - 3.3%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	780,212
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,518
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	284,650
		1,227,380
Wisconsin - 3.0%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,145,430
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $35,252,626)	35,623,297
NET OTHER ASSETS (LIABILITIES) - 5.3%	1,995,483
NET ASSETS - 100%	$ 37,618,780
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.3%
Health Care	15.8%
Special Tax	10.6%
Electric Utilities	10.3%
Water & Sewer	7.8%
Transportation	5.9%
Education	5.5%
Others (Individually Less Than 5%)	1.5%
Net Other Assets (Liabilities)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $35,252,626)		$ 35,623,297
Cash		1,663,263
Interest receivable		493,870
Other receivables		64
Total assets		37,780,494

Liabilities
Payable for fund shares redeemed	$ 129,932
Distributions payable	14,845
Accrued management fee	9,168
Distribution and service plan fees payable	1,732
Other affiliated payables	6,037
Total liabilities		161,714

Net Assets		$ 37,618,780
Net Assets consist of:
Paid in capital		$ 37,262,821
Undistributed net investment income		2,780
Accumulated undistributed net realized gain (loss) on investments		(17,492)
Net unrealized appreciation (depreciation) on investments		370,671
Net Assets		$ 37,618,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,293,884 ÷ 793,549 shares)	$ 10.45

Maximum offering price per share (100/97.25 of $10.45)	$ 10.75
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($21,076,111 ÷ 2,016,540 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,248,785 ÷ 789,231 shares)	$ 10.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 531,576

Expenses
Management fee	$ 53,219
Transfer agent fees	17,737
Distribution and service plan fees	10,033
Independent trustees' compensation	69
Miscellaneous	33
Total expenses before reductions	81,091
Expense reductions	(122)	80,969
Net investment income (loss)		450,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(15,896)
Change in net unrealized appreciation (depreciation) on investment securities		(284,909)
Net gain (loss)		(300,805)
Net increase (decrease) in net assets resulting from operations		$ 149,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 450,607	$ 925,733
Net realized gain (loss)	(15,896)	142,670
Change in net unrealized appreciation (depreciation)	(284,909)	(1,144,297)
Net increase (decrease) in net assets resulting from operations	149,802	(75,894)
Distributions to shareholders from net investment income	(450,628)	(925,732)
Distributions to shareholders from net realized gain	(118,166)	(68,695)
Total distributions	(568,794)	(994,427)
Share transactions - net increase (decrease)	1,608,359	2,311,456
Redemption fees	37	933
Total increase (decrease) in net assets	1,189,404	1,242,068

Net Assets
Beginning of period	36,429,376	35,187,308
End of period (including undistributed net investment income of $2,780 and undistributed net investment income of $2,801, respectively)	$ 37,618,780	$ 36,429,376

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.122	.242	.248	.017
Net realized and unrealized gain (loss)	(.085)	(.250)	.906	(.040)
Total from investment operations	.037	(.008)	1.154	(.023)
Distributions from net investment income	(.123)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.157)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.45	$ 10.57	$ 10.84	$ 9.96
Total Return B,C,D	.35%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.63% A
Net investment income (loss)	2.33% A	2.19%	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,294	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	5% A	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.136	.269	.275	.019
Net realized and unrealized gain (loss)	(.086)	(.250)	.905	(.040)
Total from investment operations	.050	.019	1.180	(.021)
Distributions from net investment income	(.136)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.170)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.45	$ 10.57	$ 10.84	$ 9.96
Total Return B,C	.48%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.57% A	2.44%	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,076	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	5% A	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.135	.269	.274	.020
Net realized and unrealized gain (loss)	(.085)	(.250)	.906	(.041)
Total from investment operations	.050	.019	1.180	(.021)
Distributions from net investment income	(.136)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.170)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.45	$ 10.57	$ 10.84	$ 9.96
Total Return B,C	.48%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.39% A
Net investment income (loss)	2.57% A	2.44%	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,249	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	5% A	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	19.5	25.6
Illinois	15.1	9.9
New York	10.7	14.4
New Jersey	10.5	8.6
Washington	8.1	8.2
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.1	46.0
Special Tax	11.0	13.7
Electric Utilities	10.8	11.9
Transportation	10.3	4.4
Health Care	9.3	8.0
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	9.4	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	7.7	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 3.4%	AAA 4.6%
AA,A 82.7%	AA,A 80.4%
BBB 10.4%	BBB 12.9%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 6.1%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 219,298
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	15,000	16,934
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	569,620
		805,852
California - 19.5%
California Gen. Oblig. 4% 2/1/23	500,000	533,725
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	110,912
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	281,310
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	433,095
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	413,119
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	413,893
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	65,452
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	120,740
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	224,366
		2,596,612
Connecticut - 3.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	113,293
Hartford Gen. Oblig. Series 2013, 5% 4/1/23	300,000	333,261
		446,554
Florida - 1.2%
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	162,552
Georgia - 1.8%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	237,739
Illinois - 15.1%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	220,558
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	438,164
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	212,334
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	$ 200,000	$ 219,098
Illinois Gen. Oblig. Series 2013, 5% 7/1/23	270,000	285,468
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	86,171
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	448,564
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,637
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	82,671
		2,009,665
Indiana - 2.1%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	279,933
Massachusetts - 0.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	60,722
Michigan - 3.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	48,536
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	345,471
		394,007
Minnesota - 2.6%
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	348,657
Nevada - 3.2%
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	423,681
New Jersey - 10.5%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013, 5% 3/1/23	550,000	615,027
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	112,191
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	217,966
Series 2013, 5% 7/1/23	200,000	220,978
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	229,150
		1,395,312
Municipal Bonds - continued
	Principal Amount	Value
New York - 10.7%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	$ 600,000	$ 685,812
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	745,248
		1,431,060
Ohio - 3.1%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	419,316
Rhode Island - 2.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	266,728
Texas - 3.6%
Houston Util. Sys. Rev. Series 2013 B, 4% 11/15/23	300,000	323,568
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	162,669
		486,237
Washington - 8.1%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	58,261
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	272,665
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	326,250
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	310,059
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	117,040
		1,084,275
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $13,537,486)	12,848,902
NET OTHER ASSETS (LIABILITIES) - 3.5%	465,507
NET ASSETS - 100%	$ 13,314,409
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	42.1%
Special Tax	11.0%
Electric Utilities	10.8%
Transportation	10.3%
Health Care	9.3%
Water & Sewer	8.7%
Others* (Individually Less Than 5%)	7.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,537,486)		$ 12,848,902
Cash		327,533
Interest receivable		156,857
Other receivables		46
Total assets		13,333,338

Liabilities
Payable for fund shares redeemed	$ 10,014
Distributions payable	3,004
Accrued management fee	3,202
Transfer agent fee payable	2,051
Distribution and service plan fees payable	658
Total liabilities		18,929

Net Assets		$ 13,314,409
Net Assets consist of:
Paid in capital		$ 14,017,601
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(14,607)
Net unrealized appreciation (depreciation) on investments		(688,584)
Net Assets		$ 13,314,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,198,175 ÷ 341,477 shares)	$ 9.37

Maximum offering price per share (100/97.25 of $9.37)	$ 9.63
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($6,416,054 ÷ 685,066 shares)	$ 9.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,700,180 ÷ 395,077 shares)	$ 9.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 146,892

Expenses
Management fee	$ 16,607
Transfer agent fees	5,539
Distribution and service plan fees	3,251
Independent trustees' compensation	21
Total expenses before reductions	25,418
Expense reductions	(88)	25,330
Net investment income (loss)		121,562
Change in net unrealized appreciation (depreciation) on investment securities		(131,666)
Net increase (decrease) in net assets resulting from operations		$ (10,104)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,562	$ 14,800
Net realized gain (loss)	-	(14,607)
Change in net unrealized appreciation (depreciation)	(131,666)	(556,918)
Net increase (decrease) in net assets resulting from operations	(10,104)	(556,725)
Distributions to shareholders from net investment income	(121,563)	(14,800)
Share transactions - net increase (decrease)	3,312,027	10,704,819
Redemption fees	605	150
Total increase (decrease) in net assets	3,180,965	10,133,444

Net Assets
Beginning of period	10,133,444	-
End of period (including distributions in excess of net investment income of $1 and $0, respectively)	$ 13,314,409	$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.094	.010
Net realized and unrealized gain (loss)	(.101)	(.530)
Total from investment operations	(.007)	(.520)
Distributions from net investment income	(.094)	(.010)
Redemption fees added to paid in capital E	.001	- H
Net asset value, end of period	$ 9.37	$ 9.47
Total Return B,C,D	(.06)%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.62% A
Net investment income (loss)	1.99% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,198	$ 2,370
Portfolio turnover rate	0% A	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2023

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.106	.015
Net realized and unrealized gain (loss)	(.101)	(.530)
Total from investment operations	.005	(.515)
Distributions from net investment income	(.106)	(.015)
Redemption fees added to paid in capitalD	.001	- G
Net asset value, end of period	$ 9.37	$ 9.47
Total ReturnB,C	.06%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	.37%A
Net investment income (loss)	2.24%A	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,416	$ 5,383
Portfolio turnover rate	0%A	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2013	Year ended June 30,
	(Unaudited)	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.105	.015
Net realized and unrealized gain (loss)	(.100)	(.530)
Total from investment operations	.005	(.515)
Distributions from net investment income	(.106)	(.015)
Redemption fees added to paid in capitalD	.001	-G
Net asset value, end of period	$ 9.37	$ 9.47
Total ReturnB,C	.06%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%A	.40%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	.37%A
Net investment income (loss)	2.24%A	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,700	$ 2,380
Portfolio turnover rate	0%A	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

1. Organization.

Fidelity® Municipal Income 2015 Fund, Fidelity® Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 90,654,976	$ 764,430	$ (5,531)	$ 758,899
Fidelity Municipal Income 2017 Fund	59,363,629	982,766	(140,087)	842,679
Fidelity Municipal Income 2019 Fund	37,486,854	1,017,142	(174,708)	842,434
Fidelity Municipal Income 2021 Fund	35,252,625	778,774	(408,102)	370,672
Fidelity Municipal Income 2023 Fund	13,537,485	7,023	(695,606)	(688,583)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration Short-term	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ (2,909)	$ (2,909)
Fidelity Municipal Income 2017 Fund	(42)	(42)
Fidelity Municipal Income 2019 Fund	(67,589)	(67,589)
Fidelity Municipal Income 2023 Fund	(14,607)	(14,607)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	16,437,054	1,236,100
Fidelity Municipal Income 2017 Fund	11,351,658	252,813
Fidelity Municipal Income 2019 Fund	4,894,717	689,931
Fidelity Municipal Income 2021 Fund	1,602,347	834,375
Fidelity Municipal Income 2023 Fund	3,132,175	-

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 11,775	$ 1,812
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 6,178	$ 2,670
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 8,869	$ 6,504
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 10,033	$ 6,838
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 3,251	$ 3,251

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 938
Fidelity Municipal Income 2017 Fund
Class A	$ 48
Fidelity Municipal Income 2019 Fund
Class A	$ 16
Fidelity Municipal Income 2021 Fund
Class A	$ 169
Fidelity Municipal Income 2023 Fund
Class A	$ 8

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 4,709
Municipal Income 2015	37,554
Institutional Class	3,140
$ 45,403
Fidelity Municipal Income 2017 Fund
Class A	$ 2,474
Municipal Income 2017	22,188
Institutional Class	3,185
$ 27,847

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Amount
Fidelity Municipal Income 2019 Fund
Class A	$ 3,548
Municipal Income 2019	10,993
Institutional Class	3,941
$ 18,482
Fidelity Municipal Income 2021 Fund
Class A	$ 4,012
Municipal Income 2021	10,117
Institutional Class	3,608
$ 17,737
Fidelity Municipal Income 2023 Fund
Class A	$ 1,300
Municipal Income 2023	2,926
Institutional Class	1,313
$ 5,539

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 70
Fidelity Municipal Income 2017 Fund	45
Fidelity Municipal Income 2019 Fund	32
Fidelity Municipal Income 2021 Fund	33

During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 584
Fidelity Municipal Income 2017 Fund	459
Fidelity Municipal Income 2019 Fund	276
Fidelity Municipal Income 2021 Fund	122
Fidelity Municipal Income 2023 Fund	88

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 27,288	$ 43,108
Municipal Income 2015	309,464	530,260
Institutional Class	25,933	54,722
Total	$ 362,685	$ 628,090
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 28,360	$ 56,120
Municipal Income 2017	307,105	502,978
Institutional Class	44,201	78,174
Total	$ 379,666	$ 637,272
From net realized gain
Class A	$ 432	$ 4,576
Municipal Income 2017	4,735	32,628
Institutional Class	685	4,925
Total	$ 5,852	$ 42,129
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 65,842	$ 157,367
Municipal Income 2019	230,571	417,928
Institutional Class	82,519	139,526
Total	$ 378,932	$ 714,821

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7. Distributions to Shareholders - continued

	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 94,189	$ 199,930
Municipal Income 2021	262,802	561,607
Institutional Class	93,637	164,195
Total	$ 450,628	$ 925,732
From net realized gain
Class A	$ 27,792	$ 16,021
Municipal Income 2021	67,843	40,845
Institutional Class	22,531	11,829
Total	$ 118,166	$ 68,695
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 26,039	$ 2,547
Municipal Income 2023	65,875	8,533
Institutional Class	29,649	3,720
Total	$ 121,563	$ 14,800

A Distributions for Fidelity Municipal Income 2023 Fund is for the period April 23, 2013 (commencement of operations) to December 31, 2013.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013A	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	404,124	762,624	$ 4,136,800	$ 7,834,902
Reinvestment of distributions	2,501	3,908	25,600	40,116
Shares redeemed	(388,697)	(412,416)	(3,979,733)	(4,236,123)
Net increase (decrease)	17,928	354,116	$ 182,667	$ 3,638,895
Municipal Income 2015
Shares sold	2,701,400	3,481,077	$ 27,650,078	$ 35,730,415
Reinvestment of distributions	25,542	44,357	261,513	455,363
Shares redeemed	(1,453,737)	(1,630,492)	(14,886,283)	(16,737,221)
Net increase (decrease)	1,273,205	1,894,942	$ 13,025,308	$ 19,448,557

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013A	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2015 Fund
Institutional Class
Shares sold	339,716	463,303	$ 3,478,823	$ 4,755,122
Reinvestment of distributions	1,923	4,065	19,687	41,732
Shares redeemed	(162,784)	(337,591)	(1,666,757)	(3,466,625)
Net increase (decrease)	178,855	129,777	$ 1,831,753	$ 1,330,229
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	369,445	253,103	$ 3,864,341	$ 2,668,254
Reinvestment of distributions	2,377	5,499	24,801	57,893
Shares redeemed	(149,399)	(159,490)	(1,558,417)	(1,680,904)
Net increase (decrease)	222,423	99,112	$ 2,330,725	$ 1,045,243
Municipal Income 2017
Shares sold	1,920,592	1,886,168	$ 20,019,925	$ 19,869,213
Reinvestment of distributions	25,055	44,346	261,478	466,811
Shares redeemed	(885,391)	(802,633)	(9,228,142)	(8,433,992)
Net increase (decrease)	1,060,256	1,127,881	$ 11,053,261	$ 11,902,032
Institutional Class
Shares sold	316,222	417,232	$ 3,311,922	$ 4,395,390
Reinvestment of distributions	3,786	7,321	39,502	77,078
Shares redeemed	(237,458)	(174,910)	(2,480,994)	(1,843,596)
Net increase (decrease)	82,550	249,643	$ 870,430	$ 2,628,872
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	38,720	71,075	$ 404,830	$ 770,446
Reinvestment of distributions	6,051	14,013	63,686	151,486
Shares redeemed	(213,857)	(151,542)	(2,245,878)	(1,632,376)
Net increase (decrease)	(169,086)	(66,454)	$ (1,777,362)	$ (710,444)
Municipal Income 2019
Shares sold	844,978	877,542	$ 8,894,129	$ 9,487,248
Reinvestment of distributions	18,481	33,729	194,568	364,612
Shares redeemed	(345,808)	(425,543)	(3,632,484)	(4,556,774)
Net increase (decrease)	517,651	485,728	$ 5,456,213	$ 5,295,086
Institutional Class
Shares sold	322,899	91,492	$ 3,399,513	$ 989,763
Reinvestment of distributions	7,001	12,211	73,713	131,999
Shares redeemed	(55,549)	(28,731)	(585,499)	(310,816)
Net increase (decrease)	274,351	74,972	$ 2,887,727	$ 810,946

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8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2013	Year ended June 30, 2013A	Six months ended December 31, 2013	Year ended June 30, 2013A
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	78,483	70,438	$ 822,207	$ 775,560
Reinvestment of distributions	11,123	18,691	116,325	205,701
Shares redeemed	(116,105)	(57,324)	(1,209,749)	(626,936)
Net increase (decrease)	(26,499)	31,805	$ (271,217)	$ 354,325
Municipal Income 2021
Shares sold	395,234	768,902	$ 4,140,639	$ 8,472,542
Reinvestment of distributions	23,678	40,991	247,598	451,204
Shares redeemed	(352,458)	(729,762)	(3,677,307)	(7,962,010)
Net increase (decrease)	66,454	80,131	$ 710,930	$ 961,736
Institutional Class
Shares sold	163,273	107,038	$ 1,710,363	$ 1,178,564
Reinvestment of distributions	10,675	15,771	111,658	173,500
Shares redeemed	(62,449)	(32,372)	(653,375)	(356,669)
Net increase (decrease)	111,499	90,437	$ 1,168,646	$ 995,395
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	88,606	250,001	$ 838,759	$ 2,500,010
Reinvestment of distributions	2,609	269	24,559	2,547
Shares redeemed	(8)	-	(75)	-
Net increase (decrease)	91,207	250,270	$ 863,243	$ 2,502,557
Municipal Income 2023
Shares sold	149,413	596,552	$ 1,404,909	$ 5,961,848
Reinvestment of distributions	6,608	881	62,214	8,401
Shares redeemed	(39,490)	(28,898)	(371,252)	(281,706)
Net increase (decrease)	116,531	568,535	$ 1,095,871	$ 5,688,543
Institutional Class
Shares sold	140,705	251,018	$ 1,325,000	$ 2,510,010
Reinvestment of distributions	2,965	389	27,913	3,709
Shares redeemed	-	-	-	-
Net increase (decrease)	143,670	251,407	$ 1,352,913	$ 2,513,719

A Share transactions for Fidelity Municipal Income 2023 are the period April 23, 2013 (commencement of operations) to December 31, 2013.

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Notes to Financial Statements (Unaudited) - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2019 Fund	34%
Fidelity Municipal Income 2021 Fund	43%
Fidelity Municipal Income 2023 Fund	71%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Semiannual Report

Fidelity Municipal Income 2017 Fund

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Semiannual Report

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DMI-USAN-0214
1.926262.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 20, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 20, 2014